UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	Vanguard Horizon Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1:	Schedule of Investments

Vanguard Strategic Equity Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (16.5%)
Whirlpool Corp.	770,800	63,992
Darden Restaurants Inc.	1,411,300	56,692
Nordstrom, Inc.	1,090,900	53,825
VF Corp.	611,194	50,167
Polo Ralph Lauren Corp.	615,880	47,829
* Guess ?, Inc.	687,900	43,633
Royal Caribbean Cruises, Ltd.	1,042,719	43,148
Phillips-Van Heusen Corp.	719,100	36,077
Abercrombie & Fitch Co.	496,300	34,557
* AutoNation, Inc.	1,302,047	27,760
Brinker International, Inc.	919,200	27,723
Men's Wearhouse, Inc.	603,350	23,084
Cablevision Systems NY Group Class A	805,600	22,944
* The Goodyear Tire & Rubber Co.	1,037,799	21,783
* Liberty Media Corp.-Capital Series A	206,396	20,223
Jackson Hewitt Tax Service Inc.	580,000	19,703
Newell Rubbermaid, Inc.	675,146	19,545
Dillard's Inc.	555,200	19,415
* Skechers U.S.A., Inc.	501,200	16,695
* Interpublic Group of Cos., Inc.	1,318,100	16,134
Ruby Tuesday, Inc.	581,800	15,965
* Payless ShoeSource, Inc.	459,400	15,078
Regal Entertainment Group Class A	681,147	14,522
Sherwin-Williams Co.	208,357	13,247
* MGM Mirage, Inc.	228,422	13,100
Eastman Kodak Co.	485,700	12,531
* AnnTaylor Stores Corp.	367,900	12,082
Jones Apparel Group, Inc.	352,800	11,794
* Charming Shoppes, Inc.	828,058	11,204
Meredith Corp.	193,320	10,894
* Wyndham Worldwide Corp.	338,800	10,848
E.W. Scripps Co. Class A	216,100	10,792
* Jack in the Box Inc.	173,100	10,566
* CSK Auto Corp.	586,000	10,050
Bob Evans Farms, Inc.	284,017	9,719
Tim Hortons, Inc.	326,800	9,464
Washington Post Co. Class B	12,378	9,229
* Idearc Inc.	310,175	8,887
* ITT Educational Services, Inc.	130,500	8,661
The McClatchy Co. Class A	197,400	8,547
* Lamar Advertising Co. Class A	129,821	8,489
Kimball International, Inc. Class B	342,286	8,318
ArvinMeritor, Inc.	455,900	8,311
Belo Corp. Class A	448,900	8,251
* RCN Corp.	273,012	8,231
*^ Nutri/System Inc.	129,076	8,182
* Gemstar-TV Guide International, Inc.	1,967,685	7,890
*^ DSW Inc. Class A	203,700	7,857
Harte-Hanks, Inc.	281,000	7,787
Mattel, Inc.	343,400	7,781
K-Swiss, Inc.	252,351	7,757
Liz Claiborne, Inc.	174,400	7,579
* Genesco, Inc.	200,200	7,467
* DreamWorks Animation SKG, Inc.	234,133	6,905
*^ Mohawk Industries, Inc.	90,425	6,769
Catalina Marketing Corp.	238,170	6,550
Steven Madden, Ltd.	177,780	6,238
* JAKKS Pacific, Inc.	285,500	6,235
Cato Corp. Class A	271,350	6,217
Domino's Pizza, Inc.	218,100	6,107
Brown Shoe Co., Inc.	122,900	5,867
* Cox Radio, Inc.	350,331	5,710
Entercom Communications Corp.	199,999	5,636
ServiceMaster Co.	427,200	5,601
Sonic Automotive, Inc.	175,000	5,082
* Expedia, Inc.	241,600	5,069
* Dollar Tree Stores, Inc.	165,490	4,981
* Big Lots Inc.	191,000	4,378
Modine Manufacturing Co.	174,700	4,373
Group 1 Automotive, Inc.	83,500	4,319
* Laureate Education Inc.	88,224	4,290
* The Dress Barn, Inc.	154,780	3,611
Saks Inc.	196,200	3,496
World Wrestling Entertainment, Inc.	209,087	3,408
* Rent-A-Center, Inc.	103,893	3,066
Thor Industries, Inc.	68,900	3,031
* Tenneco Automotive, Inc.	120,500	2,979
*^ Krispy Kreme Doughnuts, Inc.	258,853	2,873
* Select Comfort Corp.	158,200	2,751
Building Materials Holding Corp.	103,900	2,565
Ross Stores, Inc.	86,749	2,542
IHOP Corp.	47,300	2,493
* Steak n Shake Co.	121,208	2,133
Ethan Allen Interiors, Inc.	59,000	2,130
* The Gymboree Corp.	54,700	2,087
Sotheby's	66,278	2,056
Journal Communications, Inc.	160,900	2,029
* Getty Images, Inc.	46,800	2,004
Aaron Rents, Inc.	68,800	1,980
* Scholastic Corp.	54,600	1,957
* Spanish Broadcasting System, Inc.	438,274	1,801
Asbury Automotive Group, Inc.	76,300	1,798
Movado Group, Inc.	61,100	1,772
* Papa John's International, Inc.	60,621	1,759
The Buckle, Inc.	34,100	1,734
UniFirst Corp.	44,200	1,698
International Speedway Corp.	29,684	1,515
Interactive Data Corp.	62,700	1,507
* The Warnaco Group, Inc.	59,100	1,500
Stage Stores, Inc.	48,000	1,459
Warner Music Group Corp.	63,215	1,451
Service Corp. International	139,900	1,434
* FTD Group, Inc.	79,900	1,429
Wynn Resorts Ltd.	15,200	1,427
Dover Downs Gaming & Entertainment, Inc.	104,450	1,397
* Tempur-Pedic International Inc.	66,000	1,350
Kellwood Co.	27,400	891
* O'Charley's Inc.	40,900	870
* Penn National Gaming, Inc.	18,966	789
Westwood One, Inc.	101,602	717
Haverty Furniture Cos., Inc.	48,200	713
Bandag, Inc.	11,100	560
* Interface, Inc.	36,831	524
CSS Industries, Inc.	12,700	449
* Vertrue Inc.	11,600	446
Xerium Technologies Inc.	31,600	309
Stewart Enterprises, Inc. Class A	45,958	287
* RC2 Corp.	3,760	165
La-Z-Boy Inc.	13,500	160

	1,177,438

Consumer Staples (3.3%)
Carolina Group	867,600	56,151
The Pepsi Bottling Group, Inc.	951,500	29,411
Del Monte Foods Co.	1,438,627	15,868
The Estee Lauder Cos. Inc. Class A	381,400	15,569
The Kroger Co.	622,000	14,350
Longs Drug Stores, Inc.	282,910	11,990
* Herbalife Ltd.	274,700	11,032
Brown-Forman Corp. Class B	155,107	10,274
*^ Hansen Natural Corp.	266,324	8,970
* The Pantry, Inc.	166,400	7,794
The Great Atlantic & Pacific Tea Co., Inc.	300,199	7,727
* NBTY, Inc.	169,783	7,058
* Energizer Holdings, Inc.	61,800	4,387
Molson Coors Brewing Co. Class B	56,400	4,311
Seaboard Corp.	2,290	4,042
Lancaster Colony Corp.	90,100	3,992
Ruddick Corp.	120,700	3,349
Corn Products International, Inc.	93,500	3,230
* Dean Foods Co.	65,602	2,774
* Prestige Brands Holdings Inc.	197,000	2,565
* Performance Food Group Co.	57,991	1,603
Ingles Markets, Inc.	44,400	1,323
*^ USANA Health Sciences, Inc.	21,000	1,085
The Andersons, Inc.	24,600	1,043
* Boston Beer Co., Inc. Class A	28,000	1,007
^ Mannatech, Inc.	62,984	928
* Alliance One International, Inc.	120,000	847
Weis Markets, Inc.	18,300	734
Premium Standard Farms Inc.	34,770	646
* BJ's Wholesale Club, Inc.	20,200	628
* Wild Oats Markets Inc.	36,667	527
Vector Group Ltd.	26,590	472

	235,687

Energy (8.0%)
Helmerich & Payne, Inc.	2,241,542	54,851
Patterson-UTI Energy, Inc.	2,085,119	48,437
Sunoco, Inc.	584,900	36,474
Chesapeake Energy Corp.	1,240,729	36,043
Tidewater Inc.	712,600	34,461
Tesoro Petroleum Corp.	483,500	31,800
* Nabors Industries, Inc.	1,063,262	31,664
ENSCO International, Inc.	586,309	29,351
* Swift Energy Co.	609,600	27,316
Holly Corp.	502,958	25,852
Frontier Oil Corp.	853,200	24,521
* Todco Class A	633,825	21,658
* Unit Corp.	405,012	19,623
* Veritas DGC Inc.	224,733	19,244
El Paso Corp.	1,176,600	17,978
* Atwood Oceanics, Inc.	315,100	15,430
* Grey Wolf, Inc.	2,017,419	13,839
* Pioneer Drilling Co.	957,400	12,714
* Denbury Resources, Inc.	424,097	11,786
Noble Corp.	124,200	9,458
Hess Corp.	148,027	7,338
* Pride International, Inc.	155,500	4,665
* NATCO Group Inc.	139,200	4,438
* SEACOR Holdings Inc.	43,300	4,293
OMI Corp.	197,200	4,175
* Forest Oil Corp.	95,700	3,127
* Parker Drilling Co.	363,500	2,970
Overseas Shipholding Group Inc.	49,700	2,798
W&T Offshore, Inc.	79,800	2,451
* W-H Energy Services, Inc.	50,200	2,444
* Giant Industries, Inc.	24,675	1,849
* Complete Production Services, Inc.	70,900	1,503
* Energy Partners, Ltd.	61,300	1,497
* Bronco Drilling Co., Inc.	79,345	1,364
* Basic Energy Services Inc.	49,400	1,218
General Maritime Corp.	30,200	1,063
* Global Industries Ltd.	74,087	966
* Trico Marine Services, Inc.	24,700	946
* Hercules Offshore, Inc.	21,100	610

	572,215

Financials (22.3%)
Safeco Corp.	1,109,502	69,399
Ameriprise Financial, Inc.	1,213,121	66,115
IndyMac Bancorp, Inc.	1,286,505	58,099
Radian Group, Inc.	965,541	52,052
Archstone-Smith Trust REIT	725,200	42,214
Synovus Financial Corp.	1,211,657	37,355
The First Marblehead Corp.	627,200	34,276
Host Marriott Corp. REIT	1,384,400	33,987
First American Corp.	763,821	31,072
* E*TRADE Financial Corp.	1,342,169	30,091
^ Corus Bankshares Inc.	1,251,628	28,875
MGIC Investment Corp.	448,164	28,028
* AmeriCredit Corp.	1,057,545	26,618
Avalonbay Communities, Inc. REIT	202,300	26,309
Nationwide Financial Services, Inc.	482,700	26,162
Huntington Bancshares Inc.	1,060,551	25,188
Boston Properties, Inc. REIT	220,100	24,625
Leucadia National Corp.	864,290	24,373
W.R. Berkley Corp.	680,735	23,492
TCF Financial Corp.	841,500	23,074
Colonial BancGroup, Inc.	887,200	22,837
Apartment Investment & Management Co. Class A REIT	404,200	22,643
Bank of Hawaii Corp.	412,986	22,281
Plum Creek Timber Co. Inc. REIT	495,600	19,750
Essex Property Trust, Inc. REIT	152,700	19,736
Assurant, Inc.	344,500	19,034
Camden Property Trust REIT	251,700	18,588
ProLogis REIT	299,224	18,184
Zenith National Insurance Corp.	375,909	17,634
Downey Financial Corp.	240,600	17,463
United Dominion Realty Trust REIT	534,200	16,982
SL Green Realty Corp. REIT	125,600	16,677
The PMI Group Inc.	330,700	15,599
Federal Realty Investment Trust REIT	182,400	15,504
Ohio Casualty Corp.	499,483	14,890
^ The St. Joe Co.	260,100	13,934
* CB Richard Ellis Group, Inc.	418,200	13,884
BRE Properties Inc. Class A REIT	197,300	12,828
Raymond James Financial, Inc.	411,150	12,462
* Philadelphia Consolidated Holding Corp.	278,324	12,402
Health Care Properties Investors REIT	327,900	12,073
LandAmerica Financial Group, Inc.	191,000	12,054
PartnerRe Ltd.	168,000	11,933
UnumProvident Corp.	573,800	11,924
Regency Centers Corp. REIT	151,700	11,858
*^ First Federal Financial Corp.	169,900	11,378
iStar Financial Inc. REIT	236,800	11,324
* Realogy Corp.	363,700	11,027
Jones Lang LaSalle Inc.	118,800	10,950
Mack-Cali Realty Corp. REIT	212,700	10,848
Everest Re Group, Ltd.	109,800	10,772
A.G. Edwards & Sons, Inc.	165,700	10,487
Kimco Realty Corp. REIT	229,573	10,319
Advanta Corp. Class B	235,197	10,262
Taubman Co. REIT	200,800	10,213
American Financial Group, Inc.	282,300	10,137
The Hanover Insurance Group Inc.	191,400	9,340
* Knight Capital Group, Inc. Class A	472,753	9,063
Forest City Enterprise Class A	154,400	9,017
Reckson Associates Realty Corp. REIT	194,726	8,880
AMB Property Corp. REIT	149,100	8,739
Tanger Factory Outlet Centers, Inc. REIT	223,300	8,727
Maguire Properties, Inc. REIT	217,100	8,684
New Plan Excel Realty Trust REIT	312,700	8,593
The Macerich Co. REIT	96,300	8,337
FelCor Lodging Trust, Inc. REIT	364,700	7,965
First Republic Bank	199,331	7,790
Axis Capital Holdings Ltd.	221,580	7,394
* World Acceptance Corp.	136,100	6,390
Home Properties, Inc. REIT	104,700	6,206
MCG Capital Corp.	296,008	6,015
Post Properties, Inc. REIT	129,600	5,923
Rayonier Inc. REIT	142,050	5,831
Colonial Properties Trust REIT	120,800	5,663
* Investment Technology Group, Inc.	130,245	5,585
HRPT Properties Trust REIT	443,500	5,477
^ Thornburg Mortgage, Inc. REIT	214,300	5,385
Safety Insurance Group, Inc.	100,020	5,072
Sterling Bancshares, Inc.	377,550	4,916
Hancock Holding Co.	92,195	4,872
Global Signal, Inc. REIT	90,000	4,740
CapitalSource Inc. REIT	171,400	4,681
BancorpSouth, Inc.	170,933	4,584
Annaly Mortgage Management Inc. REIT	316,600	4,404
American Home Mortgage Investment Corp. REIT	125,000	4,390
City Holding Co.	106,855	4,369
New Century Financial Corp. REIT	137,692	4,350
Glimcher Realty Trust REIT	159,700	4,266
Saul Centers, Inc. REIT	75,700	4,178
Equity Inns, Inc. REIT	257,300	4,107
PFF Bancorp, Inc.	117,600	4,058
Aspen Insurance Holdings Ltd.	153,600	4,049
^ Novastar Financial, Inc. REIT	149,600	3,987
KKR Financial Corp. REIT	145,100	3,887
Independent Bank Corp. (MI)	149,035	3,769
^ Odyssey Re Holdings Corp.	100,900	3,764
Innkeepers USA Trust REIT	236,100	3,660
^ Redwood Trust, Inc. REIT	62,900	3,653
Greater Bay Bancorp	130,701	3,441
* Argonaut Group, Inc.	98,299	3,427
Whitney Holdings Corp.	104,700	3,415
Sunstone Hotel Investors, Inc. REIT	121,800	3,256
Compass Bancshares Inc.	53,700	3,203
Highwood Properties, Inc. REIT	77,800	3,171
WSFS Financial Corp.	45,550	3,049
Senior Housing Properties Trust REIT	122,400	2,996
Friedman, Billings, Ramsey Group, Inc. REIT	359,900	2,879
Potlatch Corp. REIT	65,400	2,866
Columbia Banking System, Inc.	80,928	2,842
LaSalle Hotel Properties REIT	59,600	2,733
* Triad Guaranty, Inc.	48,300	2,650
Trustmark Corp.	79,500	2,600
First Financial Holdings, Inc.	63,953	2,506
Impac Mortgage Holdings, Inc. REIT	281,600	2,478
BioMed Realty Trust, Inc. REIT	79,500	2,274
Strategic Hotels and Resorts, Inc. REIT	99,900	2,177
American Financial Realty Trust REIT	179,800	2,057
Pennsylvania REIT	48,100	1,894
Citizens Banking Corp.	64,900	1,720
Resource America, Inc.	65,020	1,717
Pacific Capital Bancorp	50,000	1,679
Platinum Underwriters Holdings, Ltd.	54,000	1,671
Anchor Bancorp Wisconsin Inc.	57,718	1,663
Susquehanna Bancshares, Inc.	58,600	1,575
Transatlantic Holdings, Inc.	24,700	1,534
BankUnited Financial Corp.	54,000	1,510
NBT Bancorp, Inc.	56,252	1,435
Mills Corp. REIT	71,700	1,434
BancFirst Corp.	25,322	1,367
TierOne Corp.	41,201	1,302
F.N.B. Corp.	71,200	1,301
Old National Bancorp	64,200	1,215
GMH Communities Trust REIT	115,000	1,167
Sterling Financial Corp.	31,300	1,058
United Bankshares, Inc.	23,881	923
Sterling Financial Corp. (PA)	38,588	913
Community Trust Bancorp Inc.	21,356	887
IBERIABANK Corp.	14,700	868
Gamco Investors Inc. Class A	21,691	834
BOK Financial Corp.	14,918	820
Nara Bancorp, Inc.	38,605	808
Commerce Group, Inc.	27,010	804
City Bank Lynnwood (WA)	22,309	799
Sky Financial Group, Inc.	25,736	735
Horace Mann Educators Corp.	36,300	733
Integra Bank Corp.	26,401	727
First Indiana Corp.	27,587	700
IPC Holdings Ltd.	22,000	692
Trustreet Properties, Inc. REIT	40,800	687
Union Bankshares Corp.	21,000	642
Deerfield Triarc Capital Corp. REIT	37,900	642
First Community Bancshares, Inc.	16,018	634
United Community Banks, Inc.	19,603	634
Chittenden Corp.	20,600	632
National Western Life Insurance Co. Class A	2,720	626
West Coast Bancorp	17,842	618
RAIT Financial Trust REIT	17,700	610
National Health Investors REIT	18,200	601
* Move, Inc.	108,900	600
Omega Healthcare Investors, Inc. REIT	33,500	594
Peoples Bancorp, Inc.	19,800	588
Banner Corp.	13,037	578
Inland Real Estate Corp. REIT	30,700	575
TriCo Bancshares	21,042	573
Newcastle Investment Corp. REIT	18,200	570
Digital Realty Trust, Inc. REIT	16,600	568
Spirit Finance Corp. REIT	44,600	556
Franklin Street Properties Corp. REIT	26,300	554
MFA Mortgage Investments, Inc. REIT	71,500	550
DiamondRock Hospitality Co. REIT	29,700	535
Lexington Corporate Properties Trust REIT	23,800	534
Ashford Hospitality Trust REIT	41,900	522
Highland Hospitality Corp. REIT	36,400	519
Longview Fibre Co. REIT	23,300	511
Hospitality Properties Trust REIT	10,700	509
Acadia Realty Trust REIT	20,100	503
* Arch Capital Group Ltd.	7,300	494
Anthracite Capital Inc. REIT	38,700	493
* Ocwen Financial Corp.	31,000	492
First Potomac REIT	16,000	466
Great Southern Bancorp, Inc.	14,280	421
Presidential Life Corp.	19,000	417
Torchmark Corp.	6,000	383
First Citizens BancShares Class A	1,700	344
* CNA Surety Corp.	15,800	340
Provident Bankshares Corp.	7,903	281
Independent Bank Corp. (MA)	7,411	267
ITLA Capital Corp.	4,130	239
Advance America, Cash Advance Centers, Inc.	14,723	216
First Merchants Corp.	7,586	206
Crawford & Co. Class B	25,900	189
First Source Corp.	5,845	188
Simmons First National Corp.	5,942	187
Sun Communities, Inc. REIT	5,700	184
United Community Financial Corp.	14,500	177
FirstMerit Corp.	6,101	147
Capital Southwest Corp.	1,000	126
Harleysville National Corp.	6,019	116
Heartland Financial USA, Inc.	3,169	91
First Bancorp (NC)	3,946	86
Washington Trust Bancorp, Inc.	2,200	61

	1,590,416

Health Care (9.5%)
AmerisourceBergen Corp.	1,540,157	69,246
* Barr Pharmaceuticals Inc.	1,109,200	55,593
* Sierra Health Services, Inc.	1,122,900	40,469
* Humana Inc.	691,800	38,263
* Laboratory Corp. of America Holdings	467,764	34,367
* Community Health Systems, Inc.	898,399	32,810
* Sciele Pharma, Inc.	1,305,308	31,327
* Haemonetics Corp.	604,499	27,215
* Pediatrix Medical Group, Inc.	521,300	25,492
Mylan Laboratories, Inc.	1,054,214	21,042
Manor Care, Inc.	403,800	18,946
* Kinetic Concepts, Inc.	442,600	17,505
* Apria Healthcare Group Inc.	514,600	13,714
* King Pharmaceuticals, Inc.	821,900	13,085
* ImClone Systems, Inc.	451,400	12,079
* Illumina, Inc.	286,100	11,247
* Adams Respiratory Therapeutics, Inc.	251,358	10,258
Valeant Pharmaceuticals International	580,900	10,015
* IDEXX Laboratories Corp.	125,348	9,940
* Cephalon, Inc.	135,574	9,546
* Applera Corp.-Celera Genomics Group	679,500	9,506
* Zoll Medical Corp.	157,367	9,165
* Lincare Holdings, Inc.	218,596	8,709
* Advanced Medical Optics, Inc.	242,694	8,543
* Viasys Healthcare Inc.	305,200	8,491
* Alkermes, Inc.	613,175	8,198
Medicis Pharmaceutical Corp.	216,700	7,613
* Enzon Pharmaceuticals, Inc.	842,300	7,168
* LifePoint Hospitals, Inc.	210,900	7,107
* Techne Corp.	108,521	6,017
* Magellan Health Services, Inc.	131,903	5,701
*^ New River Pharmaceuticals Inc.	102,838	5,626
*^ Palomar Medical Technologies, Inc.	110,057	5,577
Chemed Corp.	147,800	5,466
* MedCath Corp.	185,920	5,087
Universal Health Services Class B	84,900	4,706
* K-V Pharmaceutical Co. Class A	192,200	4,571
^ LCA-Vision Inc.	117,200	4,027
* The Medicines Co.	112,500	3,569
* ICOS Corp.	103,883	3,510
IMS Health, Inc.	120,900	3,322
Perrigo Co.	190,400	3,294
* Ventana Medical Systems, Inc.	65,061	2,800
Hillenbrand Industries, Inc.	48,000	2,733
* Kindred Healthcare, Inc.	101,290	2,558
* Bio-Rad Laboratories, Inc. Class A	27,500	2,269
*^ Telik, Inc.	501,290	2,221
* PAREXEL International Corp.	75,650	2,192
* Molecular Devices Corp.	97,669	2,058
* Progenics Pharmaceuticals, Inc.	74,063	1,906
* Tanox, Inc.	94,526	1,881
* Radiation Therapy Services, Inc.	51,900	1,636
* ICU Medical, Inc.	38,800	1,578
* Bruker BioSciences Corp.	206,229	1,549
Alpharma, Inc. Class A	64,100	1,545
* Cubist Pharmaceuticals, Inc.	84,004	1,521
* PSS World Medical, Inc.	64,400	1,258
* Symmetry Medical Inc.	81,900	1,133
Datascope Corp.	27,285	994
* Noven Pharmaceuticals, Inc.	38,685	985
* VCA Antech, Inc.	26,300	847
* Greatbatch, Inc.	29,478	794
Vital Signs, Inc.	15,855	791
* Odyssey Healthcare, Inc.	42,022	557
* AMN Healthcare Services, Inc.	13,900	383
Mentor Corp.	7,100	347
* Diversa Corp.	19,800	215
* AmSurg Corp.	7,020	162
* Foxhollow Technologies Inc.	7,200	155
Young Innovations, Inc.	3,400	113
* Alliance Imaging, Inc.	5,200	35

	674,348

Industrials (13.1%)
Parker Hannifin Corp.	881,794	67,792
Manpower Inc.	899,275	67,383
Cummins Inc.	506,700	59,882
Trinity Industries, Inc.	1,518,120	53,438
CSX Corp.	1,241,414	42,742
* AMR Corp.	1,253,151	37,883
Precision Castparts Corp.	423,891	33,182
The Timken Co.	1,060,800	30,954
A.O. Smith Corp.	574,600	21,582
Steelcase Inc.	1,175,562	21,348
* Navistar International Corp.	580,374	19,402
R.R. Donnelley & Sons Co.	519,520	18,464
* EMCOR Group, Inc.	319,400	18,158
Adesa, Inc.	621,300	17,241
Rockwell Automation, Inc.	281,800	17,212
Ryder System, Inc.	332,200	16,962
Con-way, Inc.	364,600	16,057
Cooper Industries, Inc. Class A	154,800	13,999
* NCI Building Systems, Inc.	253,600	13,124
Applied Industrial Technology, Inc.	474,975	12,497
* McDermott International, Inc.	223,250	11,354
* Terex Corp.	174,997	11,301
Republic Services, Inc. Class A	255,309	10,383
* Allied Waste Industries, Inc.	836,688	10,283
Lennox International Inc.	313,200	9,587
Lincoln Electric Holdings, Inc.	152,011	9,185
* WESCO International, Inc.	154,800	9,104
* Thomas & Betts Corp.	188,600	8,917
Joy Global Inc.	162,570	7,859
* PHH Corp.	271,400	7,835
Acuity Brands, Inc.	149,500	7,780
* Foster Wheeler Ltd.	137,900	7,604
* Labor Ready, Inc.	403,000	7,387
* Gardner Denver Inc.	192,960	7,199
* United Rentals, Inc.	276,400	7,029
Freightcar America Inc.	126,087	6,992
Kennametal, Inc.	117,600	6,921
Herman Miller, Inc.	187,549	6,819
* Genlyte Group, Inc.	84,016	6,562
Watsco, Inc.	131,500	6,202
Universal Forest Products, Inc.	132,908	6,196
* Continental Airlines, Inc. Class B	149,800	6,179
The Manitowoc Co., Inc.	103,790	6,168
* EnPro Industries, Inc.	185,300	6,154
Harsco Corp.	80,400	6,118
Apogee Enterprises, Inc.	297,558	5,746
Aramark Corp. Class B	161,400	5,399
Watson Wyatt & Co. Holdings	111,700	5,043
IKON Office Solutions, Inc.	307,400	5,032
* General Cable Corp.	112,500	4,917
Belden CDT Inc.	125,500	4,906
* UAL Corp.	106,029	4,665
* Consolidated Graphics, Inc.	77,400	4,572
* Dollar Thrifty Automotive Group, Inc.	98,500	4,493
* Amerco, Inc.	47,500	4,133
Carlisle Co., Inc.	52,102	4,090
* Volt Information Sciences Inc.	77,400	3,886
* Cenveo Inc.	178,300	3,780
Crane Co.	102,400	3,752
* Corrections Corp. of America	79,950	3,616
McGrath RentCorp	115,213	3,529
Teleflex Inc.	49,800	3,215
Regal-Beloit Corp.	60,900	3,198
* Mobile Mini, Inc.	110,956	2,989
* Acco Brands Corp.	110,110	2,915
Viad Corp.	69,650	2,828
* United Stationers, Inc.	57,443	2,682
* Spherion Corp.	342,600	2,546
*^ Encore Wire Corp.	112,000	2,465
The Toro Co.	52,600	2,453
Barnes Group, Inc.	106,000	2,306
Mueller Industries Inc.	72,700	2,305
Triumph Group, Inc.	42,025	2,203
John H. Harland Co.	43,800	2,199
Ameron International Corp.	27,900	2,131
* Alliant Techsystems, Inc.	25,647	2,005
* American Commercial Lines Inc.	30,500	1,998
* Swift Transportation Co., Inc.	70,000	1,839
Kelly Services, Inc. Class A	60,846	1,761
* Korn/Ferry International	69,500	1,596
Cintas Corp.	40,000	1,588
American Woodmark Corp.	37,600	1,574
* Builders FirstSource, Inc.	84,248	1,502
* ABX Air, Inc.	190,210	1,318
Knoll, Inc.	48,200	1,060
NACCO Industries, Inc. Class A	7,100	970
J.B. Hunt Transport Services, Inc.	44,800	930
* Republic Airways Holdings Inc.	52,900	888
Ennis, Inc.	34,500	844
Bluelinx Holdings Inc.	76,300	794
* Accuride Corp.	65,900	742
Kaydon Corp.	18,400	731
* CBIZ Inc.	100,600	701
Eagle Bulk Shipping Inc.	31,603	548
* Kforce Inc.	41,977	511
Pacer International, Inc.	14,100	420
* K&F Industries Holdings	13,700	311
* Goodman Global, Inc.	15,070	259
Kaman Corp. Class A	9,157	205
* H&E Equipment Services, Inc.	7,145	177
* Hudson Highland Group, Inc.	5,500	92

	929,778

Information Technology (14.7%)
* Fiserv, Inc.	1,315,983	68,984
Harris Corp.	1,200,400	55,050
* RealNetworks, Inc.	4,764,522	52,124
* Computer Sciences Corp.	968,200	51,673
* Alliance Data Systems Corp.	582,900	36,414
* Lexmark International, Inc.	472,100	34,558
* LAM Research Corp.	677,498	34,295
* Arris Group Inc.	2,388,551	29,881
* Anixter International Inc.	496,000	26,933
* Novellus Systems, Inc.	739,000	25,436
* CSG Systems International, Inc.	932,678	24,930
* Silicon Image, Inc.	1,861,047	23,673
* Atheros Communications, Inc.	1,077,035	22,962
* Plexus Corp.	835,800	19,959
* Transaction Systems Architects, Inc.	583,991	19,021
* Micron Technology, Inc.	1,359,842	18,983
* Global Imaging Systems, Inc.	720,354	15,812
* j2 Global Communications, Inc.	566,567	15,439
* CommScope, Inc.	506,000	15,423
* Trident Microsystems, Inc.	832,590	15,136
* Arrow Electronics, Inc.	432,900	13,658
*^ UTStarcom, Inc.	1,549,489	13,558
* Cadence Design Systems, Inc.	743,400	13,314
* Western Digital Corp.	613,800	12,558
National Semiconductor Corp.	548,000	12,440
* Coherent, Inc.	380,398	12,009
* Zoran Corp.	794,750	11,587
*^ Nuance Communications, Inc.	1,008,299	11,555
* Interdigital Communications Corp.	341,443	11,455
* BMC Software, Inc.	346,536	11,158
* MicroStrategy Inc.	96,819	11,038
* ON Semiconductor Corp.	1,411,400	10,684
* Brocade Communications Systems, Inc.	1,278,943	10,500
* Informatica Corp.	857,356	10,468
* MEMC Electronic Materials, Inc.	262,800	10,286
* LSI Logic Corp.	1,124,900	10,124
MTS Systems Corp.	260,926	10,077
* Avnet, Inc.	391,600	9,998
*^ Finisar Corp.	2,882,941	9,312
* Sybase, Inc.	361,785	8,936
* DST Systems, Inc.	130,400	8,167
* Benchmark Electronics, Inc.	335,175	8,165
* SRA International, Inc.	303,700	8,121
Imation Corp.	173,500	8,056
* MPS Group, Inc.	520,104	7,375
* Fairchild Semiconductor International, Inc.	437,400	7,353
* International Rectifier Corp.	179,900	6,932
* Ceridian Corp.	243,078	6,801
* MKS Instruments, Inc.	273,450	6,175
* Advanced Energy Industries, Inc.	326,357	6,158
* EarthLink, Inc.	828,473	5,882
* Vishay Intertechnology, Inc.	420,900	5,699
Molex, Inc.	175,062	5,537
* Dolby Laboratories Inc.	175,400	5,441
* Progress Software Corp.	193,524	5,405
* ManTech International Corp.	134,000	4,935
* Cirrus Logic, Inc.	654,946	4,506
* Amkor Technology, Inc.	467,000	4,362
* Mentor Graphics Corp.	241,750	4,359
* Ansoft Corp.	154,547	4,296
MoneyGram International, Inc.	135,200	4,240
* Hyperion Solutions Corp.	116,100	4,173
Park Electrochemical Corp.	160,000	4,104
* Tyler Technologies, Inc.	291,100	4,093
* Rofin-Sinar Technologies Inc.	67,202	4,063
* Tellabs, Inc.	367,842	3,774
* Interwoven Inc.	255,314	3,745
* Teradyne, Inc.	250,300	3,744
* Cymer, Inc.	83,702	3,679
* Sykes Enterprises, Inc.	188,400	3,323
Technitrol, Inc.	133,600	3,192
Bel Fuse, Inc. Class B	87,218	3,034
* SPSS, Inc.	95,243	2,864
AVX Corp.	191,800	2,837
Fair Isaac, Inc.	66,500	2,703
* Macrovision Corp.	95,400	2,696
* OmniVision Technologies, Inc.	197,300	2,693
CTS Corp.	165,300	2,595
* Palm, Inc.	183,780	2,589
United Online, Inc.	188,768	2,507
* Avocent Corp.	69,300	2,346
* Aeroflex, Inc.	194,300	2,277
Jack Henry & Associates Inc.	80,400	1,721
* Cabot Microelectronics Corp.	48,299	1,639
* BearingPoint, Inc.	207,200	1,631
* Silicon Storage Technology, Inc.	328,653	1,482
* Veeco Instruments, Inc.	77,251	1,447
* Ciber, Inc.	200,700	1,361
* TTM Technologies, Inc.	109,600	1,242
* Genesis Microchip Inc.	120,773	1,225
* Paxar Corp.	52,500	1,211
* Mattson Technology, Inc.	129,324	1,205
* Insight Enterprises, Inc.	45,000	849
* Asyst Technologies, Inc.	107,016	782
Methode Electronics, Inc. Class A	64,000	693
* Euronet Worldwide, Inc.	20,100	597
* DealerTrack Holdings Inc.	19,304	568
* Rogers Corp.	9,400	556
* MICROS Systems, Inc.	9,000	474
* SYNNEX Corp.	20,100	441
* Vignette Corp.	25,600	437
* Forrester Research, Inc.	12,732	345
* eSPEED, Inc. Class A	38,816	339
* Ness Technologies Inc.	14,300	204
* Keane, Inc.	14,700	175
infoUSA Inc.	1,500	18

	1,047,039

Materials (5.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B	1,254,700	69,924
Eagle Materials, Inc.	1,017,611	43,991
Nucor Corp.	672,900	36,781
Temple-Inland Inc.	565,862	26,047
Greif Inc. Class A	212,500	25,160
Reliance Steel & Aluminum Co.	592,800	23,344
* OM Group, Inc.	490,100	22,192
United States Steel Corp.	258,300	18,892
Steel Dynamics, Inc.	504,664	16,376
* Pactiv Corp.	440,264	15,713
Ashland, Inc.	216,200	14,957
* AK Steel Holding Corp.	668,535	11,298
Chaparral Steel Co.	252,706	11,187
Commercial Metals Co.	392,600	10,129
Celanese Corp. Series A	343,200	8,882
Quanex Corp.	144,400	4,995
* Oregon Steel Mills, Inc.	60,500	3,776
Sonoco Products Co.	73,000	2,778
Metal Management, Inc.	62,700	2,373
Gibraltar Industries Inc.	62,289	1,464
H.B. Fuller Co.	27,800	718

	370,977

Telecommunication Services (1.7%)
Embarq Corp.	695,423	36,551
* Qwest Communications International Inc.	2,526,100	21,143
*^ Level 3 Communications, Inc.	3,321,600	18,601
Telephone & Data Systems, Inc.	273,045	14,835
* Cincinnati Bell Inc.	2,623,900	11,991
* Dobson Communications Corp.	879,142	7,657
CenturyTel, Inc.	108,600	4,742
* Leap Wireless International, Inc.	42,865	2,549
North Pittsburgh Systems, Inc.	70,142	1,693
Commonwealth Telephone Enterprises, Inc.	35,832	1,500
* General Communication, Inc.	58,900	926
* Broadwing Corp.	36,500	570
Surewest Communications	9,600	264

	123,022

Utilities (5.6%)
Xcel Energy, Inc.	2,020,945	46,603
CenterPoint Energy Inc.	2,259,449	37,462
DTE Energy Co.	604,015	29,240
Pinnacle West Capital Corp.	515,129	26,112
ONEOK, Inc.	512,036	22,079
Energen Corp.	439,872	20,648
Westar Energy, Inc.	606,200	15,737
* NRG Energy, Inc.	270,100	15,128
Cleco Corp.	597,075	15,064
NiSource, Inc.	586,535	14,135
FirstEnergy Corp.	234,300	14,128
Avista Corp.	528,500	13,376
Southwest Gas Corp.	344,000	13,199
Wisconsin Energy Corp.	255,523	12,127
PNM Resources Inc.	339,460	10,557
UGI Corp. Holding Co.	366,140	9,988
* Allegheny Energy, Inc.	208,300	9,563
Puget Energy, Inc.	366,300	9,289
OGE Energy Corp.	202,300	8,092
* CMS Energy Corp.	429,700	7,176
NSTAR	200,100	6,875
MDU Resources Group, Inc.	260,050	6,668
Energy East Corp.	247,700	6,143
Atmos Energy Corp.	127,001	4,053
Nicor Inc.	85,400	3,997
TECO Energy, Inc.	224,725	3,872
IDACORP, Inc.	84,096	3,250
WGL Holdings Inc.	90,800	2,958
Black Hills Corp.	76,200	2,815
ALLETE, Inc.	54,835	2,552
Northwest Natural Gas Co.	58,600	2,487
* El Paso Electric Co.	70,900	1,728
Empire District Electric Co.	60,908	1,504
CH Energy Group, Inc.	22,500	1,188
Constellation Energy Group, Inc.	17,000	1,171
The Laclede Group, Inc.	7,100	249
SJW Corp.	5,300	205
MGE Energy, Inc.	4,800	176

	401,594

Total Common Stocks
(Cost $6,053,277)	7,122,514

Temporary Cash Investments (1.4%)

Money Market Fund (1.4%)
1 Vanguard Market Liquidity Fund, 5.294%	97,816,265	97,816

	Face Amount ($000)

U.S. Agency Obligation (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.217%, 2/13/07	2,000	1,988

Total Temporary Cash Investments
(Cost $99,804)	99,804

Total Investments (101.3%)
(Cost $6,153,081)	7,222,318

Other Assets and Liabilities—Net (-1.3%)	(89,772)

Net Assets (100%)	7,132,546

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,988,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $6,153,081,000. Net unrealized appreciation of investment securities for tax purposes was $1,069,237,000, consisting of unrealized gains of $1,239,888,000 on securities that had risen in value since their purchase and $170,651,000 in unrealized losses on securities that had fallen in value since their purchase.

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	102	7,285	(38)
S&P 500 Index	2	714	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Opportunity Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (98.0%)

Consumer Discretionary (15.4%)
* DIRECTV Group, Inc.	10,096,335	251,803
Nordstrom, Inc.	3,100,000	152,954
TJX Cos., Inc.	5,167,400	147,374
1 Men's Wearhouse, Inc.	3,565,600	136,420
* CarMax, Inc.	2,359,800	126,556
Yum! Brands, Inc.	2,045,500	120,275
*1 The Dress Barn, Inc.	4,400,000	102,652
* Bed Bath & Beyond, Inc.	2,065,000	78,677
* Quiksilver, Inc.	3,961,500	62,394
Best Buy Co., Inc.	952,500	46,853
Lowe's Cos., Inc.	1,411,400	43,965
Harman International Industries, Inc.	342,100	34,179
* 99 Cents Only Stores	2,400,000	29,208
Tiffany & Co.	495,900	19,459
Gentex Corp.	900,000	14,004
Abercrombie & Fitch Co.	200,000	13,926
* Comcast Corp. Class A	257,000	10,879
*1 Strattec Security Corp.	220,000	10,252
* DreamWorks Animation SKG, Inc.	282,000	8,316
* Expedia, Inc.	300,000	6,294
Mattel, Inc.	240,000	5,438
* Chico's FAS, Inc.	223,900	4,632
* REX Stores Corp.	183,500	3,255
Weight Watchers International, Inc.	50,000	2,626
E.W. Scripps Co. Class A	31,000	1,548

		1,433,939

Consumer Staples (0.2%)
* Cott Corp.	1,740,000	24,899

Energy (6.6%)
Murphy Oil Corp.	2,900,000	147,465
ConocoPhillips Co.	1,750,000	125,913
Noble Energy, Inc.	1,500,000	73,605
Arch Coal, Inc.	2,050,000	61,562
* National Oilwell Varco Inc.	1,003,560	61,398
Pogo Producing Co.	1,200,000	58,128
Pioneer Natural Resources Co.	1,120,000	44,453
* Hanover Compressor Co.	1,325,000	25,029
* Pride International, Inc.	530,700	15,921

		613,474

Financials (1.6%)
MBIA, Inc.	562,500	41,096
Capital One Financial Corp.	325,000	24,967
The Chubb Corp.	440,000	23,280
East West Bancorp, Inc.	650,000	23,023
IndyMac Bancorp, Inc.	435,000	19,645
TCF Financial Corp.	330,000	9,049
^* Nymex Holdings Inc.	22,000	2,728
Commerce Bancorp, Inc.	30,000	1,058

		144,846

Health Care (17.4%)
Applera Corp.-Applied Biosystems Group	7,775,000	285,265
* Biogen Idec Inc.	5,428,500	267,028
Novartis AG ADR	3,130,000	179,787
Medtronic, Inc.	2,758,100	147,586
Eli Lilly & Co.	2,417,900	125,973
* Millipore Corp.	1,755,000	116,883
Roche Holdings AG	550,000	98,225
* Boston Scientific Corp.	5,007,700	86,032
*1 BioMarin Pharmaceutical Inc.	4,670,500	76,549
* Affymetrix, Inc.	3,016,500	69,560
Pfizer Inc.	2,329,600	60,337
* ICOS Corp.	1,182,500	39,957
* Sepracor Inc.	550,000	33,869
* Edwards Lifesciences Corp.	300,000	14,112
* Waters Corp.	200,000	9,794
^* Dendreon Corp.	1,861,750	7,763
* Pharmacyclics, Inc.	845,250	4,285

		1,623,005

Industrials (9.3%)
FedEx Corp.	2,544,800	276,416
*1 Thomas & Betts Corp.	3,763,300	177,929
Avery Dennison Corp.	1,592,000	108,145
* AMR Corp.	3,028,000	91,536
Pall Corp.	2,500,000	86,375
Fluor Corp.	604,000	49,317
^* JetBlue Airways Corp.	3,241,050	46,023
Union Pacific Corp.	250,000	23,005
Chicago Bridge & Iron Co. N.V	225,000	6,152
* US Airways Group Inc.	56,800	3,059
Southwest Airlines Co.	50,600	775

		868,732

Information Technology (42.3%)
* Research In Motion Ltd.	3,205,400	409,586
* NVIDIA Corp.	8,998,900	333,049
* Symantec Corp.	13,145,100	274,075
* Corning, Inc.	13,668,200	255,732
* ASML Holding (New York)	9,914,400	244,192
*1 THQ Inc.	4,900,000	159,348
* Micron Technology, Inc.	10,350,000	144,486
* Comverse Technology, Inc.	6,360,000	134,260
Microsoft Corp.	4,350,000	129,891
* Adobe Systems, Inc.	3,042,714	125,116
* Autodesk, Inc.	2,540,000	102,768
Hewlett-Packard Co.	2,400,000	98,856
*1 Rambus Inc.	5,205,000	98,531
* eBay Inc.	3,100,000	93,217
Motorola, Inc.	4,500,000	92,520
*1 Macrovision Corp.	3,270,000	92,410
*1 Emulex Corp.	4,554,400	88,856
Intersil Corp.	3,705,000	88,624
* Altera Corp.	4,350,000	85,608
* FormFactor Inc.	2,240,500	83,459
* VeriSign, Inc.	3,450,000	82,972
* Trimble Navigation Ltd.	1,500,000	76,095
Tektronix, Inc.	2,557,200	74,593
^* Avid Technology, Inc.	2,000,000	74,520
* Nortel Networks Corp.	2,680,010	71,637
* Avocent Corp.	1,828,600	61,898
* Yahoo! Inc.	2,159,100	55,143
* Citrix Systems, Inc.	1,675,000	45,309
* Google Inc.	77,350	35,618
* Cymer, Inc.	730,000	32,084
Texas Instruments, Inc.	900,000	25,920
Plantronics, Inc.	1,150,000	24,380
* Coherent, Inc.	720,000	22,730
* Entegris Inc.	2,019,231	21,848
* EMC Corp.	1,340,000	17,688
*1 The Descartes Systems Group Inc.	4,645,000	17,140
* Ciena Corp.	607,142	16,824
* Intuit, Inc.	445,000	13,577
QUALCOMM Inc.	200,000	7,558
* NAVTEQ Corp.	205,000	7,169
* McAfee Inc.	250,000	7,095
* Concurrent Computer Corp.	3,224,880	5,837
Intel Corp.	235,000	4,759
* Nuance Communications, Inc.	304,200	3,486
* FEI Co.	131,500	3,468
* AMIS Holdings Inc.	313,400	3,313
* Brocade Communications Systems, Inc.	350,000	2,874

		3,950,119

Materials (3.7%)
Monsanto Co.	4,773,968	250,777
1 Minerals Technologies, Inc.	1,560,000	91,712

		342,489

Telecommunication Services (1.5%)
Sprint Nextel Corp.	7,159,700	135,247
Embarq Corp.	160,000	8,410

		143,657

Total Common Stocks
(Cost $5,765,326)		9,145,160

Temporary Cash Investment (2.7%)

Money Market Fund
2 Vanguard Market Liquidity Fund, 5.294%
(Cost $249,274)	249,273,750	249,274

Total Investments (100.7%)
(Cost $6,014,600)		9,394,434

Other Assets and Liabilities - Net (-0.7%)		(65,648)

Net Assets (100%)		9,328,786

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2006, the cost of investment securities for tax purposes was $6,014,600,000. Net unrealized appreciation of investment securities for tax purposes was $3,379,834,000, consisting of unrealized gains of $3,679,482,000 on securities that had risen in value since their purchase and $299,648,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

	Current Period Transactions
	Sept. 30, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Dec. 31, 2006 Market Value ($000)
BioMarin Pharmaceutical Inc.	66,461	-	-	-	76,549
The Descartes Systems Group Inc.	18,208	-	-	-	17,140
The Dress Barn, Inc.	96,008	-	-	-	102,652
Emulex Corp.	82,753	-	-	-	88,856
Macrovision Corp.	84,879	-	8,662	-	92,410
Men's Wearhouse, Inc.	132,676	-	-	178	136,420
Minerals Technologies, Inc.	83,304	-	-	78	91,712
Rambus Inc.	90,775	-	-	-	98,531
Strattec Security Corp.	8,419	-	-	-	10,252
Thomas & Betts Corp.	179,547	-	-	-	177,929
THQ Inc.	143,371	-	453	-	159,348

	986,401			256	1,051,799

Vanguard Global Equity Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (97.2%)

Australia (2.1%)
Zinifex Ltd.	957,418	14,091
Santos Ltd.	1,598,854	12,425
Qantas Airways Ltd.	2,800,973	11,528
Rio Tinto Ltd.	191,573	11,137
QBE Insurance Group Ltd.	440,206	9,973
Australia & New Zealand Bank Group Ltd.	418,132	9,267
Oxiana Ltd.	2,911,682	7,234
Promina Group Ltd.	1,160,000	6,313
Macquarie Airports Group	1,665,800	4,718
Caltex Australia Ltd.	174,022	3,149
Coles Group Ltd.	266,000	2,930
Woolworths Ltd.	147,425	2,773
Iluka Resources Ltd.	420,516	2,198
Orica Ltd.	98,671	1,884
Leighton Holdings Ltd.	106,422	1,693
Amcor Ltd.	295,616	1,687
Alumina Ltd.	204,000	1,017
Rinker Group Ltd.	65,098	920

		104,937

Austria (0.1%)
OMV AG	43,300	2,453
Raiffeisen International Bank-Holding AG	14,629	2,222

		4,675

Belgium (0.9%)
Dexia	561,131	15,318
Fortis	264,900	11,264
Fortis (Amsterdam Shares)	199,413	8,478
InBev	69,033	4,537
Colruyt NV	18,243	3,888
Belgacom SA	56,834	2,497

		45,982

Brazil (0.6%)
Uniao de Bancos Brasileiros SA GDR	79,500	7,390
Gerdau SA ADR	451,350	7,222
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	165,300	6,233
Petroleo Brasileiro SA Pfd.	229,900	5,363
Banco do Brasil SA	137,800	4,131

		30,339

Canada (3.2%)
Rogers Communications, Inc. Class B	735,800	21,941
^ Bank of Nova Scotia Halifax	453,000	20,281
Teck Cominco Ltd. Class B	210,500	15,900
* Bombardier Inc. Class B	4,268,200	14,488
Imperial Oil Ltd.	360,300	13,292
^ Telus Corp.-Non Voting Shares	185,900	8,312
* Nortel Networks Corp.	298,833	7,988
Alcan Inc.	158,800	7,748
IPSCO, Inc.	72,694	6,845
* Nexen Inc.	110,740	6,109
* ACE Aviation Holdings, Inc.	174,100	5,654
Canadian Imperial Bank of Commerce	57,200	4,832
^ BCE Inc.	142,465	3,844
ING Canada Inc.	83,669	3,769
Husky Energy Inc.	40,700	2,729
Gerdau AmeriSteel Corp.	293,000	2,621
^ Abitibi-Consolidated Inc.	660,200	1,696
Onex Corp.	66,800	1,627
* Potash Corp. of Saskatchewan, Inc.	9,600	1,378
Telus Communications Inc.	29,789	1,370
AUR Resources Inc.	51,532	1,074
* Fraser Papers Inc.	198,800	1,058
Novelis Inc.	31,760	889
* Lundin Mining Corp.	21,500	794
Inmet Mining Corp.	12,100	649
*^ Fortis Inc.	7,680	197
^ Rothmans Inc.	5,600	105
Bell Aliant Regional Communications Income Fund	630	15

		157,205

China (1.5%)
China Mobile (Hong Kong) Ltd.	6,517,000	56,184
PetroChina Co. Ltd.	3,788,000	5,339
China Petroleum & Chemical Corp.	5,278,000	4,890
China Telecom Corp. Ltd.	5,688,000	3,106
Tsingtao Brewery Co., Ltd.	1,548,000	2,604

		72,123

Denmark (0.3%)
* William Demant A/S	65,300	5,284
*^ Vestas Wind Systems A/S	95,699	4,024
^ Coloplast A/S B Shares	35,400	3,192
* Topdanmark A/S	3,925	647

		13,147

Finland (0.4%)
Metso Oyj	167,300	8,415
Sampo Oyj A Shares	242,900	6,481
^ TietoEnator Oyj B Shares	78,020	2,507
Outokumpu Oyj A Shares	56,923	2,217

		19,620

France (4.2%)
BNP Paribas SA	755,662	82,120
Sanofi-Aventis	180,480	16,623
Renault SA	138,300	16,543
Total SA	202,900	14,585
Vivendi SA	280,259	10,920
Societe Generale Class A	64,535	10,906
Alcatel-Lucent ADR	572,560	8,142
Air France	168,604	7,071
AXA	139,000	5,597
Compagnie Generale des Etablissements Michelin SA	53,200	5,076
^ Vinci SA	35,340	4,499
Groupe Danone	29,600	4,471
Carrefour SA	70,208	4,245
SCOR SA	1,348,400	3,977
Alcatel-Lucent	212,600	3,030
Thales SA	57,800	2,874
Credit Agricole SA	64,600	2,705
Cie. de St. Gobain SA	29,700	2,486
France Telecom SA	68,940	1,900
* Atos Origin SA	26,400	1,559

		209,329

Germany (3.5%)
Allianz AG	185,754	37,716
Deutsche Lufthansa AG	1,274,321	34,879
BASF AG	202,700	19,683
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	113,800	19,501
E.On AG	131,420	17,729
Man AG	126,864	11,405
Continental AG	58,900	6,816
Fresenius Medical Care AG	40,900	5,434
DaimlerChrysler AG (Registered)	76,700	4,707
^ TUI AG	213,200	4,248
Bayerische Motoren Werke AG	61,480	3,520
Deutsche Post AG	82,200	2,472
Beiersdorf AG	26,985	1,743
Deutsche Boerse AG	8,506	1,561
Fresenius Medical Care AG ADR	29,244	1,299
Heidelberger Druckmaschinen AG	15,765	743

		173,456

Greece (0.1%)
Public Power Corp.	137,300	3,468

Hong Kong (2.0%)
Jardine Matheson Holdings Ltd.	965,102	20,596
Jardine Strategic Holdings Ltd.	1,233,900	16,343
New World Development Co., Ltd.	7,550,300	15,135
Television Broadcasts Ltd.	1,068,000	6,523
Henderson Land Development Co. Ltd.	1,117,000	6,228
Hong Kong Aircraft & Engineering Co., Ltd.	446,400	6,080
China Netcom Group Corp. Hong Kong Ltd.	2,273,500	6,071
Hong Kong and Shanghai Hotels Ltd.	2,571,128	4,337
First Pacific Co. Ltd.	6,988,000	3,622
Wheelock and Co. Ltd.	1,883,000	3,569
Orient Overseas International Ltd.	364,000	2,311
Sino Land Co.	952,000	2,214
SmarTone Telecommunications Ltd.	2,082,790	2,158
Mandarin Oriental International Ltd.	881,690	1,466
I-Cable Communications Ltd.	5,207,000	1,218
Next Media Ltd.	2,894,000	1,078
Kerry Properties Ltd.	192,888	902
Silver Grant International Industries Ltd.	1,752,000	461
Asia Satellite Telecommunications Holdings Ltd.	151,500	273

		100,585

Hungary (0.1%)
Mol Hungarian Oil and Gas Nyrt	44,000	4,971

India (0.1%)
State Bank of India GDR	66,230	4,918

Indonesia (0.3%)
PT Semen Gresik Tbk	1,155,000	4,682
* PT Bank Indonesia Tbk	66,769,036	4,341
PT Indofood Sukses Makmur Tbk	10,823,000	1,625
PT Gudang Garam Tbk	1,149,900	1,307
PT Matahari Putra Prima Tbk	11,028,500	981
* Bank Pan Indonesia TBK Warrants Exp.7/10/09	13,353,807	319
PT Citra Marga Nusaphala Persada Tbk	774,000	142
* PT Mulia Industrindo Tbk	921,000	16

		13,413

Ireland (0.1%)
Independent News & Media PLC	1,063,718	4,220
Fyffes PLC	512,200	1,206
* Blackrock International Land PLC	462,500	317

		5,743

Italy (1.3%)
ENI SpA	761,519	25,587
*^ Fiat SpA	507,000	9,662
Saipem SpA	256,000	6,635
Luxottica Group SpA ADR	179,800	5,514
Fondiaria - Sai SpA	98,100	4,675
Unicredito Italiano SpA	528,100	4,612
Seat Pagine Gialle SpA	3,936,100	2,338
* Banca Popolare Italiana	116,281	1,653
Banco Popolare di Verona e Novara Scarl SpA	46,864	1,341
Banca Monte dei Paschi di Siena SpA	207,500	1,339
Fondiaria - Sai SpA RNC	18,000	636
* Natuzzi SpA-Sponsored ADR	50,700	431

		64,423

Japan (8.1%)
Canon, Inc.	967,900	54,424
Toyota Motor Corp.	397,400	26,563
Central Japan Railway Co.	1,993	20,515
Sumitomo Mitsui Financial Group, Inc.	1,570	16,054
JFE Holdings, Inc.	292,000	14,995
Orix Corp.	47,120	13,647
Japan Tobacco, Inc.	2,190	10,572
Mitsui & Co., Ltd.	656,000	9,817
Sharp Corp.	554,000	9,514
KDDI Corp.	1,337	9,065
Mitsui OSK Lines Ltd.	771,000	7,605
SBI Holdings, Inc.	19,436	6,527
Mitsubishi Electric Corp.	599,000	5,451
Sumitomo Metal Mining Co.	396,000	5,073
Tokyo Electric Power Co.	153,500	4,953
Nippon Telegraph and Telephone Corp.	974	4,797
East Japan Railway Co.	720	4,793
Tokyo Gas Co., Ltd.	898,000	4,762
Kirin Brewery Co., Ltd.	284,000	4,457
Kao Corp.	165,000	4,435
Nippon Mining Holdings Inc.	598,000	4,292
Tokyo Electron Ltd.	53,900	4,234
Sumitomo Metal Industries Ltd.	967,000	4,193
Mazda Motor Corp.	589,000	4,010
West Japan Railway Co.	932	3,974
Takeda Pharmaceutical Co. Ltd.	56,900	3,895
Suzuki Motor Corp.	138,200	3,891
Fuji Photo Film Co., Ltd.	94,000	3,867
Mitsui Chemicals, Inc.	488,000	3,747
Toyota Boshoku Corp.	170,800	3,685
Mizuho Financial Group, Inc.	486	3,462
Leopalace21 Corp.	103,700	3,308
Nippon Sanso Corp.	368,000	3,301
Sumitomo Trust & Banking Co., Ltd.	308,000	3,221
Secom Co., Ltd.	60,500	3,128
FamilyMart Co., Ltd.	114,900	3,119
Sumitomo Heavy Industries Ltd.	293,000	3,067
Sony Corp.	70,100	2,998
NTT DoCoMo, Inc.	1,888	2,984
Nippon Steel Corp.	520,000	2,980
Sekisui House Ltd.	200,000	2,901
Tanabe Seiyaku Co., Ltd.	212,000	2,769
Nintendo Co.	10,600	2,741
Mitsubishi Corp.	138,000	2,590
Dai-Nippon Printing Co., Ltd.	168,000	2,587
Seven and I Holdings Co., Ltd.	79,300	2,463
Komatsu Ltd.	119,000	2,406
Matsushita Electric Works, Ltd.	205,000	2,374
Namco Bandai Holdings Inc.	160,650	2,360
Sumitomo Forestry Co.	218,000	2,355
Sumitomo Electric Industries Ltd.	147,000	2,286
TDK Corp.	27,800	2,211
Sompo Japan Insurance Inc.	181,000	2,202
^ Kawasaki Heavy Industries Ltd.	587,000	2,196
JS Group Corp.	104,000	2,184
Nippon Suisan Kaisha Ltd.	372,000	2,182
Shiseido Co., Ltd.	97,000	2,097
Ajinomoto Co., Inc.	156,000	2,059
Bank of Fukuoka, Ltd.	278,000	2,020
Hitachi Ltd.	319,000	1,985
Astellas Pharma Inc.	42,800	1,938
Ricoh Co.	95,000	1,932
Yamato Holdings Co., Ltd.	126,000	1,931
Sankyo Co., Ltd.	33,700	1,858
Bank of Yokohama Ltd.	233,000	1,817
^ Oki Electric Industry Co. Ltd.	810,000	1,795
Mitsubishi UFJ Financial Group	142	1,759
* Konica Minolta Holdings, Inc.	121,000	1,705
^ Alfresa Holdings Corp.	28,200	1,704
Nippon Meat Packers, Inc.	148,000	1,611
Nippon Oil Corp.	241,000	1,610
Onward Kashiyama Co., Ltd.	126,000	1,604
NEC Corp.	308,000	1,475
Toppan Forms Co., Ltd.	101,600	1,414
Chiba Bank Ltd.	166,000	1,399
Brother Industries Ltd.	103,000	1,391
Kinden Corp.	164,000	1,325
Bridgestone Corp.	55,000	1,226
Ryosan Co., Ltd.	48,500	1,208
Ebara Corp.	304,000	1,162
Toyo Seikan Kaisha Ltd.	68,000	1,124
Yamatake Corp.	50,000	1,107
Promise Co., Ltd.	35,450	1,096
Yamaha Motor Co., Ltd.	33,000	1,036
Matsushita Electric Industrial Co., Ltd.	51,000	1,021
Tokyo Ohka Kogyo Co., Ltd.	35,400	985
Nikon Corp.	43,000	941
Nisshinbo Industries, Inc.	86,000	889
Isetan Co.	49,000	881
^ Shimizu Corp.	176,000	878
Fuji Heavy Industries Ltd.	138,000	708
Rengo Co., Ltd.	101,000	644
Daifuku Co., Ltd.	36,000	567
Noritake Co., Ltd.	81,000	407
Cosmo Oil Co., Ltd.	95,000	385
Inabata & Co., Ltd.	49,000	380
Fujitsu Fronttec Ltd.	32,700	256
NGK Insulators Ltd.	16,000	247

		401,759

Malaysia (0.4%)
Resorts World Bhd	1,742,000	7,211
Bumiputra-Commerce Holdings Bhd	3,107,619	6,809
Telekom Malaysia Bhd	888,000	2,451
British American Tobacco Bhd	165,000	2,020
Kumpulan Guthrie Bhd	965,000	1,258
* Malaysian Airline System Bhd	550,000	728
* Multi-Purpose Holdings Bhd	1,855,000	694
Digi.com Bhd	127,300	547
* Multi-Purpose Holdings Bhd. Warrants Exp. 2/26/09	254,000	36

		21,754

Mexico (0.1%)
America Movil SA de CV Series L ADR	46,200	2,089
Telefonos de Mexico SA Class L ADR	32,000	904
Grupo Mexico SA de CV	221,000	808

		3,801

Netherlands (3.6%)
ING Groep NV	1,991,626	87,914
Koninklijke KPN NV	1,382,400	19,601
Mittal Steel Co. NV (Paris Shares)	452,742	19,064
Heineken NV	389,298	18,477
European Aeronautic Defence and Space Co.	309,960	10,624
^ Aegon NV	537,153	10,183
Koninklijke (Royal) Philips Electronics NV	134,171	5,040
Koninklijke Boskalis Westminster NV	39,637	3,914
Wolters Kluwer NV	74,224	2,127

		176,944

New Zealand (0.0%)
^ Telecom Corp. of New Zealand Ltd.	468,517	1,586
PGG Wrightson Ltd.	58,578	68

		1,654

Norway (0.1%)
DnB NOR ASA	216,900	3,073
Statoil ASA	69,000	1,819

		4,892

Philippines (0.7%)
Ayala Corp.	1,439,626	17,301
Globe Telecom, Inc.	419,400	10,549
Jollibee Foods Corp.	2,574,900	2,202
* ABS-CBN Broadcasting Corp.	5,269,200	2,166
Philippine Long Distance Telephone Co.	21,700	1,124
* Banco De Oro	951,800	892

		34,234

Poland (0.0%)
KGHM Polska Miedz SA	79,680	2,429

Singapore (0.4%)
Great Eastern Holdings Ltd.	692,000	7,588
BIL International Ltd.	4,553,000	4,984
United Industrial Corp., Ltd.	2,013,000	2,739
* STATS ChipPAC Ltd.	2,678,000	2,057
Neptune Orient Lines Ltd.	1,213,000	1,646
Oversea-Chinese Banking Corp., Ltd.	176,000	881
Yellow Pages (Singapore) Ltd.	466,000	355

		20,250

South Africa (1.2%)
Sun International Ltd.	549,866	9,265
* Hosken Consolidated Investments Ltd.	1,103,148	9,188
RMB Holdings Ltd.	1,550,600	7,326
Anglo American PLC	145,345	7,034
Nedbank Group Ltd.	271,805	5,139
FirstRand Ltd.	1,329,636	4,173
Standard Bank Group Ltd.	305,600	4,084
Tiger Brands Ltd.	162,100	3,927
Sanlan Ltd.	1,258,700	3,264
Anglo Platinum Ltd.	19,900	2,413
Gold Fields Ltd.	62,340	1,165
JD Group Ltd.	88,246	996
City Lodge Hotels Ltd.	83,078	783
New Clicks Holdings Ltd.	301,750	469

		59,226

South Korea (3.7%)
Samsung Electronics Co., Ltd.	80,465	52,786
POSCO	96,159	31,788
KT Corp.	549,660	27,483
* Hynix Semiconductor Inc.	437,030	17,038
Hana Financial Group Inc.	105,050	5,518
* Hyundai Mobis	58,020	5,330
* Kookmin Bank	65,500	5,266
* LG. Philips LCD Co., Ltd.	146,940	4,376
* Honam Petrochemical Corp.	57,900	4,310
* Industrial Bank of Korea	234,690	4,306
* KT & G Corp.	67,206	4,083
* Shinhan Financial Group Ltd.	71,490	3,651
* SK Corp.	42,399	3,324
* Woori Finance Holdings Co., Ltd.	133,890	3,174
* Hyundai Motor Co.	77,640	3,160
Samsung Electronics Co., Ltd. Pfd.	6,100	3,146
* LG Telecom Ltd.	186,691	1,920
SK Telecom Co., Ltd.	5,870	1,403
* Hyundai Heavy Industries Co., Inc.	6,548	884
* Samyang Corp.	8,820	588
* Hyundai Motor Co. Ltd.	5,000	361
* Korea Electric Power Corp.	5,000	228
* Korea Iron & Steel Co., Ltd.	4,000	181
* Kiswire Ltd.	3,000	84

		184,388

Spain (3.0%)
Banco Santander Central Hispano SA	3,984,491	74,117
Telefonica SA	729,984	15,482
ACS, Actividades de Contruccion y Servisios, SA	263,178	14,785
Repsol YPF SA	292,100	10,054
Acciona SA	48,700	9,031
Acerinox SA	272,500	8,265
Fomento de Construc y Contra SA	62,661	6,366
Banco Popular Espanol SA	316,500	5,720
Prosegur Cia de Seguridad SA (Registered)	39,300	1,278
Corporacion Mapfre SA	266,890	1,201
Viscofan SA	60,700	1,140
* Sogecable SA	29,332	1,042

		148,481

Sweden (0.8%)
Nordea Bank AB	835,000	12,843
Telefonaktiebolaget LM Ericsson AB Class B	1,324,700	5,329
Svenska Handelsbanken AB A Shares	176,100	5,315
Skandinaviska Enskilda Banken AB A Shares	151,200	4,793
Svenska Cellulosa AB B Shares	77,060	4,017
Assa Abloy AB	178,900	3,883
^ Hoganas AB B Shares	56,650	1,484
^ Lindex AB	33,200	424

		38,088

Switzerland (1.2%)
Zurich Financial Services AG	59,791	16,012
Credit Suisse Group (Registered)	204,000	14,197
Cie. Financiere Richemont AG	109,600	6,349
Roche Holdings AG	29,400	5,251
Novartis AG (Registered)	90,340	5,180
Geberit AG	3,106	4,764
Adecco SA (Registered)	60,800	4,136
* Logitech International SA	124,600	3,581
Publigroupe SA	3,540	1,243
Phonak Holding AG	12,100	958

		61,671

Taiwan (2.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	15,213,932	31,237
Powerchip Semiconductor Corp.	19,482,253	13,088
United Microelectronics Corp.	20,456,105	12,743
China Steel Corp.	11,277,000	11,963
Asustek Computer Inc.	4,254,000	11,620
High Tech Computer Corp.	501,200	9,886
Chunghwa Telecom Co., Ltd.	5,142,780	9,556
Siliconware Precision Industries Co.	5,671,284	8,861
Chi Mei Optoelectronics Corp.	6,931,912	6,998
AU Optronics Corp.	4,431,960	6,104
Nanya Technology Corp.	5,762,000	4,732
Compal Electronics Inc.	4,694,588	4,169
Nan Ya Plastic Corp.	1,928,000	3,208
Taiwan Cellular Corp.	1,407,000	1,454
Formosa Chemicals & Fibre Corp.	867,000	1,452
* Winbond Electronics Corp.	2,940,000	1,194
* Advanced Semiconductor Engineering Inc.	890,000	999
Far EasTone Telecommunications Co., Ltd.	627,000	709
Unimicron Technology Corp.	297,670	407
* Ritek Corp.	1,178,000	344
U-Ming Marine Transport Corp.	249,000	338
AV Tech Co.	65,587	305
Vanguard International Semiconductor Corp.	261,585	195
MediaTek Inc.	16,000	165
Foxconn Technology Co., Ltd.	7,650	91

		141,818

Thailand (0.5%)
Siam Cement Public Co. Ltd. Non-Voting Depositary Receipt	986,200	6,732
Advanced Info Service Public Co. Ltd. (Foreign)	2,543,400	5,463
Siam Cement Public Co. Ltd. (Foreign)	664,300	4,839
Kasikornbank Public Co. Ltd. (Foreign)	1,701,900	3,067
PTT Public Co., Ltd. (Foreign)	300,400	1,780
MBK Development Public Co. Ltd. (Foreign)	813,400	1,319
PTT Public Co., Ltd. (Local)	138,300	832
Thanachart Capital Public Co. Ltd. (Foreign)	1,855,000	733
Thai Oil Public Co. Ltd.	357,300	542
* IRPC PCL (Foreign)	2,155,900	371
Post Publishing Public Co. Ltd. (Foreign)	1,300,000	249
GMM Grammy Public Co. Ltd. Non-Voting Depositary Receipt	997,000	200
Matichon PLC (Foreign)	625,000	135
GMM Grammy Public Co. Ltd. (Foreign)	642,000	129

		26,391

Turkey (0.7%)
Eregli Demir ve Celik Fabrikalari A.S	2,043,693	12,873
Tupras-Turkiye Petrol Rafinerileri A.S	605,618	10,220
Dogan Sirketler Grubu Holding A.S	3,348,704	5,232
Tofas Turk Otomobil Fabrikasi A.S	661,482	2,257
* Petkim Petrokimya Holding A.S	533,110	1,904
Turkcell Iletisim Hizmetleri A.S	376,541	1,844
Petrol Ofisi A.S	298,870	957
* Vestel Elektronik Sanayi ve Ticaret A.S	236,362	610
Anadolu Efes Biracilik ve Malt Sanayii A.S	16,156	494

		36,391

United Kingdom (8.1%)
AstraZeneca Group PLC	867,596	46,476
Royal Dutch Shell PLC Class A (Amsterdam Shares)	1,089,294	38,338
HBOS PLC	924,881	20,437
Vodafone Group PLC	6,463,237	17,842
Marks & Spencer Group PLC	1,202,356	16,842
Rio Tinto PLC	273,939	14,511
* British Airways PLC	1,338,058	13,790
Royal Bank of Scotland Group PLC	346,400	13,475
Aviva PLC	810,500	12,997
Antofagasta PLC	1,295,495	12,858
HSBC Holdings PLC	554,442	10,086
Xstrata PLC	202,740	10,084
Barclays PLC	615,105	8,779
BP PLC	773,700	8,624
BAE Systems PLC	946,600	7,866
BT Group PLC	1,292,667	7,634
Royal Dutch Shell PLC Class B	207,022	7,235
Capita Group PLC	525,800	6,232
Reckitt Benckiser PLC	131,890	6,014
Hanson Building Materials PLC	397,650	5,989
Cable and Wireless PLC	1,918,800	5,901
Arriva PLC	394,733	5,879
Diageo PLC	292,528	5,745
J. Sainsbury PLC	710,200	5,678
GlaxoSmithKline PLC	213,200	5,609
Tesco PLC	699,500	5,525
The Sage Group PLC	1,029,900	5,444
ICAP PLC	544,600	5,087
Reed Elsevier PLC	440,100	4,825
Informa PLC	413,400	4,815
Amvescap PLC	407,600	4,752
Enterprise Inns PLC	167,200	4,418
Intertek Testing Services PLC	252,100	4,103
Provident Financial PLC	295,856	4,048
Kazakhmys PLC	180,352	3,891
Carnival PLC	76,414	3,859
Stagecoach Group PLC	1,254,723	3,749
* MyTravel Group PLC A Shares	835,166	3,662
Enodis PLC	879,500	3,421
* Invensys PLC	622,440	3,337
WPP Group PLC	235,300	3,174
Compass Group PLC	548,835	3,108
Rexam PLC	276,200	2,835
Smiths Group PLC	143,410	2,778
Hays PLC	813,200	2,528
ITV PLC	1,199,435	2,494
Alliance Boots PLC	118,277	1,935
International Power PLC	230,660	1,717
Ladbrokes PLC	186,223	1,517
Bunzl PLC	91,233	1,119
Devro PLC	375,500	896
Homeserve PLC	12,400	458
Kier Group PLC	3,500	148
Sportingbet PLC	68,624	58

		404,622

United States (40.9%)
Consumer Discretionary (4.5%)
* DIRECTV Group, Inc.	1,165,800	29,075
* Comcast Corp. Special Class A	394,200	16,509
Clear Channel Communications, Inc.	404,100	14,362
* Marvel Entertainment, Inc.	501,870	13,505
CBS Corp.	431,300	13,448
* Liberty Global, Inc. Class A	444,660	12,962
* Liberty Global, Inc. Series C	444,660	12,450
Cablevision Systems NY Group Class A	408,100	11,623
American Greetings Corp. Class A	431,800	10,307
Nordstrom, Inc.	192,500	9,498
Time Warner, Inc.	420,400	9,156
* Priceline.com, Inc.	176,400	7,693
McDonald's Corp.	149,000	6,605
*^ Blue Nile Inc.	137,500	5,072
* Liberty Media Corp.-Interactive Series A	221,126	4,770
* Discovery Holding Co. Class A	284,850	4,583
* Office Depot, Inc.	118,600	4,527
Dow Jones & Co., Inc.	114,600	4,355
* Liberty Media Corp.-Capital Series A	44,225	4,333
* Amazon.com, Inc.	108,600	4,285
* Blockbuster Inc. Class B	770,100	3,773
Black & Decker Corp.	46,000	3,679
* PRIMEDIA Inc.	2,072,800	3,503
* Fleetwood Enterprises, Inc.	417,900	3,306
Hasbro, Inc.	116,200	3,166
* 99 Cents Only Stores	170,100	2,070
* Viacom Inc. Class A	50,300	2,063
* Apollo Group, Inc. Class A	48,400	1,886
Sun-Times Media Group, Inc.	321,800	1,580
CBS Corp. Class A	50,300	1,570
BorgWarner, Inc.	16,100	950
International Speedway Corp.	13,050	666
* Live Nation	21,512	482
Consumer Staples (2.9%)
Carolina Group	671,043	43,430
Costco Wholesale Corp.	581,500	30,744
Altria Group, Inc.	335,200	28,767
The Kroger Co.	645,400	14,889
Safeway, Inc.	294,300	10,171
Sara Lee Corp.	215,300	3,667
The Estee Lauder Cos. Inc. Class A	79,700	3,253
The Clorox Co.	43,900	2,816
ConAgra Foods, Inc.	103,000	2,781
Corn Products International, Inc.	65,600	2,266
Energy (4.9%)
ExxonMobil Corp.	715,200	54,806
ConocoPhillips Co.	674,300	48,516
Valero Energy Corp.	500,600	25,611
Marathon Oil Corp.	272,600	25,216
Sunoco, Inc.	319,800	19,943
Tidewater Inc.	392,400	18,976
Chevron Corp.	211,600	15,559
XTO Energy, Inc.	244,300	11,494
Frontier Oil Corp.	255,800	7,352
Baker Hughes, Inc.	63,200	4,719
Tesoro Petroleum Corp.	62,000	4,078
Western Refining, Inc.	110,900	2,824
* Todco Class A	66,600	2,276
* Superior Energy Services, Inc.	47,400	1,549
* Unit Corp.	10,900	528
Alon USA Energy, Inc.	16,400	432
Financials (10.1%)
The Chubb Corp.	884,100	46,778
MetLife, Inc.	727,700	42,942
The Hartford Financial Services Group Inc.	344,470	32,142
* IntercontinentalExchange Inc.	271,457	29,290
Progressive Corp. of Ohio	1,066,200	25,823
The St. Paul Travelers, Cos. Inc.	464,800	24,955
W.R. Berkley Corp.	541,400	18,684
* Berkshire Hathaway Inc. Class B	5,063	18,561
JPMorgan Chase & Co.	377,100	18,214
Citigroup, Inc.	313,300	17,451
Moody's Corp.	235,000	16,229
Assurant, Inc.	244,400	13,503
XL Capital Ltd. Class A	181,811	13,094
Freddie Mac	183,700	12,473
Fannie Mae	206,200	12,246
ACE Ltd.	195,450	11,838
Merrill Lynch & Co., Inc.	115,600	10,762
MBIA, Inc.	132,390	9,672
Lehman Brothers Holdings, Inc.	123,700	9,663
Bank of America Corp.	180,400	9,632
Axis Capital Holdings Ltd.	279,077	9,313
The Allstate Corp.	123,700	8,054
American Express Co.	132,497	8,039
The Goldman Sachs Group, Inc.	39,400	7,854
* Arch Capital Group Ltd.	101,216	6,843
PartnerRe Ltd.	95,310	6,770
Lincoln National Corp.	92,900	6,169
American International Group, Inc.	84,900	6,084
Mercury General Corp.	114,000	6,011
Genworth Financial Inc.	175,100	5,990
National City Corp.	162,600	5,945
Franklin Resources Corp.	44,100	4,858
Bear Stearns Co., Inc.	29,700	4,835
Radian Group, Inc.	84,400	4,550
MGIC Investment Corp.	57,900	3,621
The PMI Group Inc.	58,500	2,759
Zenith National Insurance Corp.	45,500	2,134
Wachovia Corp.	26,700	1,521
Morgan Stanley	15,700	1,279
Ameriprise Financial, Inc.	21,459	1,170
American Financial Group, Inc.	32,550	1,169
Endurance Specialty Holdings Ltd.	30,273	1,107
Countrywide Financial Corp.	19,900	845
RenaissanceRe Holdings Ltd.	10,498	630
LandAmerica Financial Group, Inc.	7,900	499
Health Care (4.8%)
Pfizer Inc.	3,373,000	87,361
AmerisourceBergen Corp.	1,266,653	56,949
* Biogen Idec Inc.	677,900	33,346
* King Pharmaceuticals, Inc.	2,036,070	32,414
Schering-Plough Corp.	669,000	15,815
Bristol-Myers Squibb Co.	206,900	5,446
Merck & Co., Inc.	70,600	3,078
Alpharma, Inc. Class A	76,400	1,841
* Magellan Health Services, Inc.	36,200	1,565
IMS Health, Inc.	12,230	336
Industrials (4.7%)
* Terex Corp.	536,939	34,676
Cummins Inc.	264,700	31,282
General Electric Co.	469,300	17,463
Pitney Bowes, Inc.	303,500	14,019
* AMR Corp.	414,300	12,524
* Superior Essex Inc.	329,100	10,943
* Kansas City Southern	368,700	10,685
The Manitowoc Co., Inc.	177,059	10,523
* Continental Airlines, Inc. Class B	236,406	9,752
Viad Corp.	234,000	9,500
Parker Hannifin Corp.	123,400	9,487
Watson Wyatt & Co. Holdings	187,700	8,475
Norfolk Southern Corp.	114,700	5,768
Eaton Corp.	72,600	5,455
* US Airways Group Inc.	97,900	5,272
Raytheon Co.	92,400	4,879
Ingersoll-Rand Co.	123,900	4,848
SPX Corp.	67,800	4,147
Northrop Grumman Corp.	51,500	3,487
Arkansas Best Corp.	95,900	3,452
The Boeing Co.	37,400	3,323
The Timken Co.	85,600	2,498
* American Commercial Lines Inc.	38,026	2,491
^ PW Eagle, Inc.	53,200	1,835
PACCAR, Inc.	24,150	1,567
Freightcar America Inc.	24,400	1,353
*^ Northwest Airlines Corp. Class A	270,500	1,128
* Saia, Inc.	35,700	829
* Ceradyne, Inc.	14,500	819
* Learning Tree International, Inc.	20,900	186
Information Technology (3.6%)
* Advanced Micro Devices, Inc.	1,401,100	28,512
* Lexmark International, Inc.	336,691	24,646
Hewlett-Packard Co.	361,600	14,894
* Xerox Corp.	832,900	14,118
Microsoft Corp.	449,800	13,431
* Sun Microsystems, Inc.	2,398,100	12,998
Electronic Data Systems Corp.	427,700	11,783
International Business Machines Corp.	104,700	10,172
* Agere Systems Inc.	525,570	10,075
* Gartner, Inc. Class A	452,100	8,947
* Komag, Inc.	169,600	6,424
* Dell Inc.	245,700	6,165
Global Payments Inc.	128,400	5,945
* DST Systems, Inc.	77,300	4,841
* Western Digital Corp.	184,200	3,769
* MicroStrategy Inc.	12,500	1,425
* Tech Data Corp.	22,600	856
* Solectron Corp.	242,800	782
Materials (2.7%)
Nucor Corp.	975,400	53,315
Freeport-McMoRan Copper & Gold, Inc. Class B	599,700	33,421
Steel Dynamics, Inc.	512,398	16,627
Scotts Miracle-Gro Co.	215,200	11,115
Chaparral Steel Co.	142,100	6,291
Ashland, Inc.	83,901	5,804
Reliance Steel & Aluminum Co.	137,800	5,427
* Owens-Illinois, Inc.	35,900	662
Telecommunication Services (2.0%)
* Qwest Communications International Inc.	5,018,785	42,007
Embarq Corp.	405,170	21,296
Sprint Nextel Corp.	937,346	17,706
* NII Holdings Inc.	98,000	6,315
* Level 3 Communications, Inc.	868,200	4,862
* Cincinnati Bell Inc.	994,400	4,544
AT&T Inc.	49,300	1,762
Utilities(0.7%)
FirstEnergy Corp.	273,049	16,465
Entergy Corp.	75,700	6,989
Constellation Energy Group, Inc.	77,500	5,337
Wisconsin Energy Corp.	48,100	2,283
OGE Energy Corp.	47,200	1,888

	2,031,192

Total Common Stocks
(Cost $3,837,089)		4,828,319

Temporary Cash Investments (4.9%)

Money Market Fund (4.8%)
1 Vanguard Market Liquidity Fund, 5.294%	240,499,769	240,500

	Face Amount ($000)

U.S. Agency Obligations (0.1%)

2 Federal Home Loan Mortgage Corp.
3 5.198%, 1/3/07	3,000	3,000
2 Federal National Mortgage Assn
3 5.173%, 2/21/07	1,000	993

	3,993

Total Temporary Cash Investments
(Cost $244,492)		244,493

Total Investments (102.1%)
(Cost $4,081,581)		5,072,812

Other Assets and Liabilities—Net (-2.1%)		(102,233)

Net Assets (100%)		4,970,579

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $3,993,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $4,087,736,000. Net unrealized appreciation of investment securities for tax purposes was $985,076,000, consisting of unrealized gains of $1,034,278,000 on securities that had risen in value since their purchase and $49,202,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 3.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring through March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	94	33,567	266
Dow Jones EURO STOXX 50 Index	242	13,269	205
Topix Index	79	11,162	523
FTSE 100 Index	85	10,342	73
S&P ASX 200 Index	54	6,009	75
MSCI Taiwan Index	90	2,888	30

Unrealized appreciation (depreciation) on open S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At December 31, 2006, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date		Receive		Deliver	(Depreciation) ($000)

3/21/2007	EUR	9,905	USD	13,106	(43)
3/14/2007	JPY	1,266,846	USD	10,728	(436)
3/21/2007	GBP	5,246	USD	10,270	(53)
3/15/2007	CHF	9,945	USD	8,199	220
3/21/2007	AUD	7,528	USD	5,921	37

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollar.
CHF-Swiss Franc.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Strategic Small-Cap Equity Fund
Schedule of Investments
December 31, 2006

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (15.2%)
Phillips-Van Heusen Corp.	17,500	878
Service Corp. International	84,690	868
* Payless ShoeSource, Inc.	25,003	821
* AnnTaylor Stores Corp.	23,745	780
Dillard's Inc.	21,633	757
Meredith Corp.	13,300	749
Men's Wearhouse, Inc.	18,955	725
* Jack in the Box Inc.	11,600	708
CBRL Group, Inc.	15,543	696
Brown Shoe Co., Inc.	14,570	696
Ruby Tuesday, Inc.	25,298	694
* Charming Shoppes, Inc.	50,950	689
ArvinMeritor, Inc.	37,800	689
* Skechers U.S.A., Inc.	20,218	673
Jackson Hewitt Tax Service Inc.	19,552	664
Group 1 Automotive, Inc.	12,789	661
* The Dress Barn, Inc.	27,692	646
Domino's Pizza, Inc.	23,012	644
Movado Group, Inc.	22,003	638
Harte-Hanks, Inc.	22,846	633
Bob Evans Farms, Inc.	18,487	633
* DSW Inc. Class A	16,200	625
* Charlotte Russe Holding Inc.	20,100	618
* Tempur-Pedic International Inc.	30,100	616
Kimball International, Inc. Class B	24,400	593
Ethan Allen Interiors, Inc.	16,328	590
* Gemstar-TV Guide International, Inc.	145,300	583
* TRW Automotive Holdings Corp.	22,510	582
United Auto Group, Inc.	23,900	563
K-Swiss, Inc.	18,005	553
* Interface, Inc.	38,500	547
Steven Madden, Ltd.	14,795	519
* Cox Radio, Inc.	31,806	518
Dover Downs Gaming & Entertainment, Inc.	37,928	507
* Laureate Education Inc.	10,253	499
Furniture Brands International Inc.	29,952	486
* Papa John's International, Inc.	16,115	467
* Select Comfort Corp.	26,069	453
Asbury Automotive Group, Inc.	19,157	451
* Spanish Broadcasting System, Inc.	100,065	411
CSS Industries, Inc.	11,600	410
IHOP Corp.	7,589	400
* Burger King Holdings Inc.	17,900	378
* Bluegreen Corp.	28,500	366
Building Materials Holding Corp.	14,400	356
* Tenneco Automotive, Inc.	13,700	339
Sotheby's	10,911	338
Claire's Stores, Inc.	9,570	317
Catalina Marketing Corp.	10,400	286
Stewart Enterprises, Inc. Class A	44,220	276
Barnes & Noble, Inc.	6,100	242
OfficeMax, Inc.	4,800	238
Saks Inc.	12,761	227
Ryland Group, Inc.	4,130	226
* Aeropostale, Inc.	5,800	179
Thor Industries, Inc.	3,900	172
Choice Hotels International, Inc.	3,800	160
John Wiley & Sons Class A	4,100	158
* Pacific Sunwear of California, Inc.	7,682	150
* The Goodyear Tire & Rubber Co.	7,100	149
Journal Register Co.	18,900	138
* WMS Industries, Inc.	3,500	122
CKE Restaurants Inc.	5,600	103
The Buckle, Inc.	1,832	93
Warner Music Group Corp.	4,000	92
* Harris Interactive Inc.	5,892	30

		31,068

Consumer Staples (3.1%)
* NBTY, Inc.	20,800	865
Corn Products International, Inc.	21,905	757
Del Monte Foods Co.	68,061	751
* Herbalife Ltd.	16,000	643
Lancaster Colony Corp.	12,744	565
Ruddick Corp.	20,181	560
* The Pantry, Inc.	10,114	474
Vector Group Ltd.	21,843	388
The Andersons, Inc.	8,000	339
* BJ's Wholesale Club, Inc.	7,000	218
* Central Garden and Pet Co.	3,765	182
The Great Atlantic & Pacific Tea Co., Inc.	7,000	180
* Prestige Brands Holdings Inc.	10,200	133
Longs Drug Stores, Inc.	3,000	127
* Hansen Natural Corp.	2,700	91
Premium Standard Farms Inc.	2,186	41

		6,314

Energy (6.8%)
Holly Corp.	15,636	804
Helmerich & Payne, Inc.	31,228	764
Tidewater Inc.	15,665	758
* Unit Corp.	15,190	736
* SEACOR Holdings Inc.	7,371	731
* W-H Energy Services, Inc.	14,448	703
* Todco Class A	19,972	682
Frontier Oil Corp.	23,744	682
* Grey Wolf, Inc.	95,400	654
OMI Corp.	29,500	625
* Trico Marine Services, Inc.	16,200	621
* Swift Energy Co.	13,829	620
* Pioneer Drilling Co.	44,100	586
* Parker Drilling Co.	70,400	575
* Basic Energy Services Inc.	23,000	567
* Hercules Offshore, Inc.	18,800	543
* USEC Inc.	39,700	505
W&T Offshore, Inc.	15,352	472
* Superior Energy Services, Inc.	14,100	461
* Denbury Resources, Inc.	15,000	417
* Atwood Oceanics, Inc.	6,259	307
* Giant Industries, Inc.	2,700	202
St. Mary Land & Exploration Co.	5,286	195
* Hanover Compressor Co.	8,900	168
* Lone Star Technologies, Inc.	3,350	162
* Oil States International, Inc.	4,100	132
Berry Petroleum Class A	3,900	121
RPC Inc.	3,600	61

		13,854

Financials (21.4%)
IndyMac Bancorp, Inc.	18,631	841
* Philadelphia Consolidated Holding Corp.	17,447	777
The Hanover Insurance Group Inc.	15,400	752
Whitney Holdings Corp.	22,935	748
American Financial Group, Inc.	20,500	736
Zenith National Insurance Corp.	15,291	717
Aspen Insurance Holdings Ltd.	26,400	696
Reckson Associates Realty Corp. REIT	15,130	690
BRE Properties Inc. Class A REIT	10,240	666
Raymond James Financial, Inc.	21,700	658
Downey Financial Corp.	9,036	656
BancorpSouth, Inc.	24,088	646
Mack-Cali Realty Corp. REIT	12,620	644
Commerce Group, Inc.	21,600	643
Trustmark Corp.	19,422	635
* Knight Capital Group, Inc. Class A	33,100	635
Odyssey Re Holdings Corp.	17,000	634
Taubman Co. REIT	12,410	631
Hancock Holding Co.	11,810	624
Bank of Hawaii Corp.	11,500	620
New Plan Excel Realty Trust REIT	22,500	618
Susquehanna Bancshares, Inc.	22,900	616
Essex Property Trust, Inc. REIT	4,760	615
* Piper Jaffray Cos., Inc.	9,186	598
* Triad Guaranty, Inc.	10,877	597
HRPT Properties Trust REIT	47,800	590
Corus Bankshares Inc.	25,356	585
Advanta Corp. Class B	13,300	580
Community Trust Bancorp Inc.	13,816	574
BancFirst Corp.	10,526	568
The First Marblehead Corp.	10,350	566
Ohio Casualty Corp.	18,700	557
Nationwide Health Properties, Inc. REIT	18,400	556
Safety Insurance Group, Inc.	10,940	555
Cash America International Inc.	11,813	554
Citizens Banking Corp.	20,512	544
First Community Bancshares, Inc.	13,620	539
* Primus Guaranty, Ltd.	46,192	534
Colonial Properties Trust REIT	11,170	524
Highwood Properties, Inc. REIT	12,810	522
WSFS Financial Corp.	7,750	519
Home Properties, Inc. REIT	8,700	516
Post Properties, Inc. REIT	11,160	510
City Holding Co.	12,362	506
Maguire Properties, Inc. REIT	12,080	483
First Republic Bank	12,345	482
Peoples Bancorp, Inc.	16,212	481
PFF Bancorp, Inc.	13,857	478
Harleysville Group, Inc.	13,598	474
Independent Bank Corp. (MI)	17,955	454
Pennsylvania REIT	11,270	444
Tanger Factory Outlet Centers, Inc. REIT	11,300	442
Mid-America Apartment Communities, Inc. REIT	7,670	439
Sterling Bancshares, Inc.	32,892	428
IPC Holdings Ltd.	13,300	418
Sterling Financial Corp.	12,336	417
* Accredited Home Lenders Holding Co.	14,707	401
Glimcher Realty Trust REIT	14,600	390
Park National Corp.	3,900	386
Jones Lang LaSalle Inc.	3,970	366
Sun Communities, Inc. REIT	10,700	346
Rayonier Inc. REIT	8,020	329
Anchor Bancorp Wisconsin Inc.	11,357	327
Sky Financial Group, Inc.	11,403	325
Brandywine Realty Trust REIT	9,670	322
Federal Realty Investment Trust REIT	3,770	321
Old National Bancorp	16,740	317
Thornburg Mortgage, Inc. REIT	12,270	308
Camden Property Trust REIT	4,000	295
Annaly Mortgage Management Inc. REIT	20,400	284
Great Southern Bancorp, Inc.	9,200	272
CBL & Associates Properties, Inc. REIT	6,210	269
R & G Financial Corp. Class B	31,200	239
KKR Financial Corp. REIT	8,330	223
* EZCORP, Inc.	13,500	219
First Financial Corp. (IN)	5,812	206
Corporate Office Properties Trust, Inc. REIT	4,020	203
Healthcare Realty Trust Inc. REIT	5,100	202
Cousins Properties, Inc. REIT	5,700	201
Crescent Real Estate, Inc. REIT	9,960	197
BioMed Realty Trust, Inc. REIT	6,600	189
LaSalle Hotel Properties REIT	4,100	188
Senior Housing Properties Trust REIT	7,500	184
BankUnited Financial Corp.	6,400	179
Potlatch Corp. REIT	4,000	175
American Home Mortgage Investment Corp. REIT	4,900	172
New Century Financial Corp. REIT	5,260	166
Strategic Hotels and Resorts, Inc. REIT	7,600	166
Cedar Shopping Centers, Inc. REIT	10,300	164
Reinsurance Group of America, Inc.	2,880	160
Sunstone Hotel Investors, Inc. REIT	6,000	160
American Financial Realty Trust REIT	13,400	153
U.S.B. Holding Co., Inc.	6,186	149
United Bankshares, Inc.	3,700	143
Friedman, Billings, Ramsey Group, Inc. REIT	16,600	133
Washington REIT	3,200	128
Digital Realty Trust, Inc. REIT	3,610	124
Equity One, Inc. REIT	4,400	117
Redwood Trust, Inc. REIT	2,000	116
PS Business Parks, Inc. REIT	1,620	115
Mills Corp. REIT	5,690	114
LandAmerica Financial Group, Inc.	1,800	114
Franklin Street Properties Corp. REIT	5,270	111
National Retail Properties REIT	4,800	110
FelCor Lodging Trust, Inc. REIT	5,010	109
Infinity Property & Casualty Corp.	2,157	104
Global Signal, Inc. REIT	1,790	94
FirstMerit Corp.	3,000	72
Advance America, Cash Advance Centers, Inc.	4,752	70
Equity Inns, Inc. REIT	4,200	67
Innkeepers USA Trust REIT	3,700	57
West Coast Bancorp	1,520	53
Tompkins Trustco, Inc.	690	31
Newcastle Investment Corp. REIT	1,000	31
Spirit Finance Corp. REIT	1,800	22
Lexington Corporate Properties Trust REIT	1,000	22
GMH Communities Trust REIT	2,080	21
Inland Real Estate Corp. REIT	1,100	21

		43,784

Health Care (9.9%)
* WellCare Health Plans Inc.	11,500	792
* Pediatrix Medical Group, Inc.	15,940	779
* VCA Antech, Inc.	23,790	766
West Pharmaceutical Services, Inc.	14,790	758
* Sierra Health Services, Inc.	20,450	737
* Bio-Rad Laboratories, Inc. Class A	8,706	718
* Illumina, Inc.	18,200	715
* Magellan Health Services, Inc.	15,994	691
* Sciele Pharma, Inc.	27,984	672
* Viasys Healthcare Inc.	22,029	613
* PSS World Medical, Inc.	30,400	594
Alpharma, Inc. Class A	24,512	591
* MedCath Corp.	21,252	581
Datascope Corp.	15,731	573
* K-V Pharmaceutical Co. Class A	24,043	572
* Zoll Medical Corp.	9,347	544
* Enzon Pharmaceuticals, Inc.	63,195	538
* AMERIGROUP Corp.	14,600	524
* Radiation Therapy Services, Inc.	16,183	510
Vital Signs, Inc.	10,146	506
* Adams Respiratory Therapeutics, Inc.	12,400	506
* Palomar Medical Technologies, Inc.	9,712	492
* Haemonetics Corp.	10,895	491
* Molina Healthcare Inc.	15,006	488
* Genesis Healthcare Corp.	9,822	464
* ViroPharma Inc.	31,298	458
* Digene Corp.	9,202	441
* Alkermes, Inc.	32,251	431
Medicis Pharmaceutical Corp.	11,900	418
* PAREXEL International Corp.	13,732	398
* BioMarin Pharmaceutical Inc.	22,446	368
* IDEXX Laboratories Corp.	4,415	350
* Applera Corp.-Celera Genomics Group	22,200	311
* AMN Healthcare Services, Inc.	10,139	279
STERIS Corp.	9,200	232
* ICOS Corp.	6,543	221
* Hologic, Inc.	4,200	199
* Diversa Corp.	17,100	186
* Tanox, Inc.	9,300	185
* United Surgical Partners International, Inc.	6,100	173
* United Therapeutics Corp.	2,168	118
* Noven Pharmaceuticals, Inc.	4,500	115
* Telik, Inc.	20,800	92
* Symmetry Medical Inc.	2,200	30

		20,220

Industrials (15.4%)
The Manitowoc Co., Inc.	16,200	963
* Continental Airlines, Inc. Class B	22,212	916
Harsco Corp.	11,339	863
Ryder System, Inc.	16,609	848
* WESCO International, Inc.	14,315	842
Trinity Industries, Inc.	23,360	822
Acuity Brands, Inc.	14,842	772
* Thomas & Betts Corp.	16,020	757
Kennametal, Inc.	12,867	757
IKON Office Solutions, Inc.	46,228	757
* Genlyte Group, Inc.	9,461	739
Herman Miller, Inc.	20,254	736
* United Rentals, Inc.	28,682	729
Regal-Beloit Corp.	13,484	708
The Toro Co.	15,009	700
Crane Co.	19,000	696
Carlisle Co., Inc.	8,838	694
Steelcase Inc.	37,474	681
The Timken Co.	23,000	671
Triumph Group, Inc.	12,667	664
A.O. Smith Corp.	17,400	654
Pacer International, Inc.	21,400	637
* United Stationers, Inc.	13,541	632
Lincoln Electric Holdings, Inc.	10,365	626
* Cenveo Inc.	29,412	624
Mueller Industries Inc.	19,600	621
Adesa, Inc.	21,800	605
* Amerco, Inc.	6,856	597
* Consolidated Graphics, Inc.	10,053	594
* Republic Airways Holdings Inc.	34,300	576
* Labor Ready, Inc.	31,200	572
* CBIZ Inc.	80,200	559
* Corrections Corp. of America	12,000	543
Lennox International Inc.	17,648	540
* Kansas City Southern	17,100	496
* EMCOR Group, Inc.	8,500	483
* Builders FirstSource, Inc.	25,069	447
Teleflex Inc.	6,831	441
* Spherion Corp.	58,565	435
* Foster Wheeler Ltd.	7,700	425
The Greenbrier Cos., Inc.	14,000	420
* American Commercial Lines Inc.	6,400	419
American Woodmark Corp.	10,010	419
Con-way, Inc.	9,179	404
Eagle Bulk Shipping Inc.	18,393	319
* NCI Building Systems, Inc.	5,600	290
* Armor Holdings, Inc.	5,120	281
* YRC Worldwide, Inc.	6,882	260
* Accuride Corp.	20,557	232
Mine Safety Appliances Co.	6,314	231
* Commercial Vehicle Group Inc.	8,900	194
* PHH Corp.	5,800	167
Bowne & Co., Inc.	10,400	166
* Navistar International Corp.	4,710	157
Bluelinx Holdings Inc.	15,000	156
Kelly Services, Inc. Class A	5,057	146
John H. Harland Co.	2,871	144
Watsco, Inc.	3,000	141
* Swift Transportation Co., Inc.	4,740	125
* Dollar Thrifty Automotive Group, Inc.	2,598	119
Apogee Enterprises, Inc.	2,942	57
Tennant Co.	1,800	52
MSC Industrial Direct Co., Inc. Class A	900	35
* Kforce Inc.	2,093	25

		31,381

Information Technology (15.8%)
* Convergys Corp.	37,340	888
* Atmel Corp.	127,800	773
* Fairchild Semiconductor International, Inc.	45,300	762
MoneyGram International, Inc.	23,976	752
* Brocade Communications Systems, Inc.	90,100	740
* ON Semiconductor Corp.	97,124	735
* Mentor Graphics Corp.	40,407	729
* Dolby Laboratories Inc.	22,680	704
* Arris Group Inc.	55,610	696
* Sybase, Inc.	28,115	694
* Advanced Energy Industries, Inc.	36,146	682
* Interdigital Communications Corp.	19,852	666
* Vishay Intertechnology, Inc.	49,100	665
* Avnet, Inc.	25,699	656
* Interwoven Inc.	44,160	648
Technitrol, Inc.	26,990	645
* MPS Group, Inc.	45,050	639
* Plexus Corp.	26,665	637
* Informatica Corp.	51,392	627
* Transaction Systems Architects, Inc.	19,200	625
* RealNetworks, Inc.	56,647	620
* Amkor Technology, Inc.	65,765	614
* Zoran Corp.	42,116	614
* BearingPoint, Inc.	75,809	597
* Covansys Corp.	25,971	596
* CommScope, Inc.	18,900	576
* TTM Technologies, Inc.	50,600	573
* Silicon Image, Inc.	45,000	572
* Newport Corp.	27,200	570
* Itron, Inc.	10,900	565
* CSG Systems International, Inc.	21,084	564
* Silicon Storage Technology, Inc.	124,800	563
* MICROS Systems, Inc.	10,574	557
* Hyperion Solutions Corp.	15,400	553
infoUSA Inc.	46,100	549
* Asyst Technologies, Inc.	74,200	542
* SPSS, Inc.	17,560	528
* Anixter International Inc.	9,700	527
* Komag, Inc.	12,700	481
Gevity HR, Inc.	20,214	479
* ManTech International Corp.	12,525	461
* Ditech Networks Inc.	61,716	427
Agilysys, Inc.	24,905	417
* Avocent Corp.	11,603	393
* OmniVision Technologies, Inc.	28,768	393
* Wright Express Corp.	12,504	390
Syntel, Inc.	13,952	374
* Mettler-Toledo International Inc.	4,200	331
Global Payments Inc.	7,100	329
* eFunds Corp.	11,369	313
* Coherent, Inc.	8,658	273
Imation Corp.	5,300	246
* j2 Global Communications, Inc.	8,900	243
* Trident Microsystems, Inc.	12,712	231
* Tech Data Corp.	5,800	220
* LTX Corp.	37,100	208
Acxiom Corp.	8,003	205
* Cirrus Logic, Inc.	29,048	200
* Finisar Corp.	60,500	195
* Emulex Corp.	9,570	187
* Cymer, Inc.	4,082	179
CTS Corp.	11,100	174
* Palm, Inc.	9,740	137
* Websense, Inc.	4,935	113
* Vignette Corp.	6,500	111
ADTRAN Inc.	4,700	107
* Tyler Technologies, Inc.	7,000	98
* EarthLink, Inc.	7,747	55
Methode Electronics, Inc. Class A	3,998	43
* PortalPlayer Inc.	1,713	23

		32,279

Materials (6.0%)
Celanese Corp. Series A	37,722	976
Steel Dynamics, Inc.	25,866	839
Cleveland-Cliffs Inc.	16,723	810
Reliance Steel & Aluminum Co.	20,470	806
* AK Steel Holding Corp.	45,760	773
Chaparral Steel Co.	17,076	756
Commercial Metals Co.	28,200	728
Greif Inc. Class A	6,117	724
Carpenter Technology Corp.	7,000	718
Eagle Materials, Inc.	15,855	685
* OM Group, Inc.	14,500	657
Quanex Corp.	18,048	624
Lubrizol Corp.	12,000	602
Westlake Chemical Corp.	14,600	458
Sensient Technologies Corp.	17,570	432
Gibraltar Industries Inc.	16,725	393
H.B. Fuller Co.	12,400	320
Metal Management, Inc.	8,000	303
* Oregon Steel Mills, Inc.	3,800	237
Texas Industries, Inc.	2,500	161
Silgan Holdings, Inc.	2,511	110
* Rockwood Holdings, Inc.	2,700	68

		12,180

Telecommunication Services (1.3%)
* Cincinnati Bell Inc.	141,400	646
North Pittsburgh Systems, Inc.	19,456	470
Surewest Communications	11,238	309
* Leap Wireless International, Inc.	4,816	286
Centennial Communications Corp. Class A	28,573	205
* Cbeyond Inc.	5,700	174
* Syniverse Holdings Inc.	10,026	150
* Dobson Communications Corp.	16,500	144
Commonwealth Telephone Enterprises, Inc.	3,097	130
* Broadwing Corp.	8,200	128

		2,642

Utilities (4.8%)
Puget Energy, Inc.	33,650	853
Energen Corp.	16,544	777
Westar Energy, Inc.	28,400	737
PNM Resources Inc.	23,300	725
IDACORP, Inc.	18,040	697
Southwest Gas Corp.	18,048	693
* CMS Energy Corp.	40,700	680
ALLETE, Inc.	14,004	652
Black Hills Corp.	17,500	647
Avista Corp.	24,028	608
Cleco Corp.	23,900	603
OGE Energy Corp.	13,300	532
CH Energy Group, Inc.	8,500	449
* Sierra Pacific Resources	18,032	303
* El Paso Electric Co.	11,600	283
Hawaiian Electric Industries Inc.	8,619	234
Vectren Corp.	7,910	224
Great Plains Energy, Inc.	4,660	148

		9,845

Total Common Stocks
(Cost $194,224)		203,567

Temporary Cash Investments (0.6%)

Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 5.294%	928,035	928

	Face Amount ($000)

U.S. Agency Obligation (0.1%)
2 Federal National Mortgage Assn
3 5.173%, 2/21/07	200	199

Total Temporary Cash Investments
(Cost $1,127)		1,127

Total Investments (100.3%)
(Cost $195,351)		204,694

Other Assets and Liabilities—Net (-0.3%)		(519)

Net Assets (100%)		204,175

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $199,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2006, the cost of investment securities for tax purposes was $195,351,000. Net unrealized appreciation of investment securities for tax purposes was $9,343,000, consisting of unrealized gains of $17,951,000 on securities that had risen in value since their purchase and $8,608,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	1	397	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.